                                                     Registration No. 2-89905-01


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                        /    /

                        Pre-Effective Amendment No.                   /    /
                                                     ---

                        Post-Effective Amendment No. 17               / X /
                                                     ---

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                    /   /

                               Amendment No.                          /   /
                                             ----

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin                        53202
--------------------------------------------------------------------------------
          (Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                  ------------------------------

      JOHN M. BREMER, Senior Vice President, General Counsel and Secretary
             720 East Wisconsin Avenue, Milwaukee, Wisconsin  53202
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

               immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X        on April 30, 1997 pursuant to paragraph (b) of Rule 485
     ---
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
               on (DATE) pursuant to paragraph (a)(1) of Rule 485
     ---
               this post-effective amendment designates a new effective date for
     ---       a previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
                              CROSS-REFERENCE SHEET

N-4, Part A                                  Heading in
Item                                         Prospectus
-----------                                  ----------

     1 . . . . . . . . . . . . . . . . . . . . . . . . Cover Page
     2 . . . . . . . . . . . . . . . . . . . . . . . . Index of Special Terms
     3 . . . . . . . . . . . . . . . . . . . . . . . . Right to Examine Deferred
                                                       Contract, Penalty Tax on
                                                       Premature Payments,
                                                       Expense Table
     4 . . . . . . . . . . . . . . . . . . . . . . . . Accumulation Unit Values,
                                                       Financial Statements
     5 . . . . . . . . . . . . . . . . . . . . . . . . The Company, NML Variable
                                                       Annuity Account C, The
                                                       Fund
     6 . . . . . . . . . . . . . . . . . . . . . . . . Deductions, Distribution
                                                       of the Contracts
     7 . . . . . . . . . . . . . . . . . . . . . . . . The Contracts, Owners of
                                                       the Contracts,
                                                       Application of Purchase
                                                       Payments, Transfers
                                                       Between Divisions and
                                                       Payment Plans,
                                                       Substitution and Change
     8 . . . . . . . . . . . . . . . . . . . . . . . . Variable Payment Plans,
                                                       Fixed Annuity Payment
                                                       Plans, Description of
                                                       Payment Plans, Amount of
                                                       Annuity Payments, Annuity
                                                       Unit Value, Assumed
                                                       Investment Rate,
                                                       Transfers Between
                                                       Divisions and Payment
                                                       Plans
     9 . . . . . . . . . . . . . . . . . . . . . . . . Not Applicable
    10 . . . . . . . . . . . . . . . . . . . . . . . . Amount and Frequency,
                                                       Application of Purchase
                                                       Payments, Net Investment
                                                       Factor, Distribution of
                                                       the Contracts
    11 . . . . . . . . . . . . . . . . . . . . . . . . Surrender or Withdrawal
                                                       Value, Retirement
                                                       Benefits, Deferment of
                                                       Benefit Payments, Right
                                                       to Examine Deferred
                                                       Contract
    12 . . . . . . . . . . . . . . . . . . . . . . . . Federal Income Taxes
    13 . . . . . . . . . . . . . . . . . . . . . . . . Not Applicable
    14 . . . . . . . . . . . . . . . . . . . . . . . . Table of Contents for
                                                       Statement of Additional
                                                       Information

--------------------------------------------------------------------------------

N-4, Part B                                            Heading in Statement
Item                                                   of Additional Information
-----------                                            -------------------------

    15 . . . . . . . . . . . . . . . . . . . . . . . . Cover Page
    16 . . . . . . . . . . . . . . . . . . . . . . . . Table of Contents
    17 . . . . . . . . . . . . . . . . . . . . . . . . General Information
    18 . . . . . . . . . . . . . . . . . . . . . . . . Experts
    19 . . . . . . . . . . . . . . . . . . . . . . . . Not Applicable
    20 . . . . . . . . . . . . . . . . . . . . . . . . Distribution of the
                                                       Contracts
    21 . . . . . . . . . . . . . . . . . . . . . . . . Not Applicable
    22 . . . . . . . . . . . . . . . . . . . . . . . . Determination of Annuity
                                                       Payments
    23 . . . . . . . . . . . . . . . . . . . . . . . . Financial Statements

April 30, 1997

NORTHWESTERN
MUTUAL LIFE
The Quiet Company





            NML VARIABLE ANNUITY ACCOUNT C
                 Group Combination Annuity Contracts for
                 Retirement Plans of Self-Employed Persons and their Employees





[Photo]








Northwestern Mutual Life
Series Fund, Inc.


The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202
(414)271-1444

CONTENTS OF THIS PROSPECTUS

                                                               Page
                                                              ------
PROSPECTUS............................................           1

  Group Combination Annuity Contracts
   NML Variable Annuity Account C.....................           1

INDEX OF SPECIAL TERMS................................           2

EXPENSE TABLE.........................................           2

ACCUMULATION UNIT VALUES..............................           4

THE COMPANY...........................................           7

NML VARIABLE ANNUITY ACCOUNT C........................           7

THE FUND..............................................           7

THE CONTRACTS.........................................           8

  Unallocated Group Annuity Contracts.................           8

  Purchase Payments Under the Contracts...............           8

    Amount and Frequency..............................           8

    Application of Purchase Payments..................           8

  Net Investment Factor...............................           8

    Benefits Provided Under the Contracts.............           9

    Surrender or Withdrawal Value.....................           9

    Retirement Benefits...............................           9

  Variable Payment Plans..............................           9

                                                               Page
                                                              ------

    Description of Payment Plans......................          10

    Amount of Annuity Payments........................          10

    Assumed Investment Rate...........................          10

  Additional Information..............................          10

    Transfers Between Divisions and Payment Plans.....          10

    Owners of the Contracts...........................          11

    Deferment of Benefit Payments.....................          11

    Dividends.........................................          11

    Substitution and Change...........................          11

    Amendments and Termination........................          11

    Financial Statements..............................          11

FEDERAL INCOME TAXES..................................          12

  Taxation of Contract Benefits.......................          12

  Taxation of Northwestern Mutual Life................          12

DEDUCTIONS............................................          13

DISTRIBUTIONS OF THE CONTRACTS........................          13

CONTRACTS ISSUED PRIOR TO
  JANUARY 1, 1992.....................................          14

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

                                                               Page
                                                              ------
GENERAL INFORMATION...................................         B-2

DISTRIBUTION OF THE CONTRACTS.........................         B-2

DETERMINATION OF ANNUITY PAYMENTS.....................         B-2

    Amount of Annuity Payments........................         B-2

    Annuity Unit Value................................         B-3

    Illustrations of Variable Annuity Payments........         B-3

VALUATION OF ASSETS OF THE ACCOUNT....................         B-4

TRANSFERABILITY RESTRICTIONS..........................         B-4

EXPERTS...............................................         B-4


                                                               Page
                                                              ------

FINANCIAL STATEMENTS OF THE ACCOUNT
 (for year ended December 31, 1996)...................         B-5


REPORT OF INDEPENDENT ACCOUNTANTS
 (for the year ended December 31, 1996)...............        B-11


FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE (for
 the three years ended December 31, 1996).............        B-12


REPORT OF INDEPENDENT ACCOUNTANTS
 (for the three years ended December 31, 1996)........        B-25

PROSPECTUS

GROUP COMBINATION ANNUITY CONTRACTS
NML VARIABLE ANNUITY ACCOUNT C

This prospectus describes group combination annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") for use in connection with plans and trusts meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Such plans, which are popularly called "HR-10 Plans", afford certain federal income tax benefits to self-employed individuals and to employees and their beneficiaries.

The Contracts provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries ("Annuitants"). Funds may be accumulated on a variable or fixed or combination basis. Retirement benefits may be paid in a lump sum or under a variable or fixed annuity payment plan. Annuity benefits are described in individual certificates issued to Annuitants.

Variable accumulations and retirement benefits are funded through NML Variable Annuity Account C (the "Account"), a separate account of Northwestern Mutual Life. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions. The Account has nine Divisions. Contract Owners may direct how net considerations are allocated among the Divisions.

Assets of each Division of the Account are invested entirely in shares of a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The Fund is currently comprised of the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Portfolios. Variable accumulations and variable annuity payments will vary continuously to reflect the investment performance of the Division or Divisions selected.

Two versions of the Contracts are offered: front-load Contracts and simplified-load Contracts. (See "Expense Table", p. 2, and "Deductions", p. 13.)

This prospectus sets forth concisely the information about the Contracts that a prospective investor ought to know before investing. Additional information about the Contracts and the Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, Telephone Number (414) 271-1444. The table of contents for the Statement of Additional Information is shown on the inside front cover of this prospectus.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

The Date of the Statement of Additional Information is April 30, 1997

                                       --

INDEX OF SPECIAL TERMS

THE FOLLOWING SPECIAL TERMS USED IN THIS PROSPECTUS ARE DISCUSSED AT THE PAGES INDICATED.

TERM                                               PAGE
------------------------------------------        ------
Accumulation Unit.........................           8
Annuity (or Annuity Payments).............          10
Net Investment Factor.....................           8
Surrender or Withdrawal Value.............           9

TERM                                               PAGE
------------------------------------------        ------
Annuitant.................................          11
Owner.....................................          11
Payment Plans.............................           9

PENALTY TAX ON PREMATURE PAYMENTS Premature payment of benefits under an annuity contract may cause a penalty tax to be incurred. (See "Taxation of Contract Benefits", p. 12.)

--------------------------------------------------------------------------------

EXPENSE TABLE

FRONT-LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
Maximum Sales Load (as a percentage of
purchase payments)........................       4.5%
Installation Fee..........................       None
ANNUAL EXPENSES OF THE ACCOUNT
(AS A PERCENTAGE OF ASSETS)
Mortality Rate and Expense Guarantee
Charge....................................       .65%

SIMPLIFIED-LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
Maximum Sales Load (as a percentage of
purchase payments)........................       None
Installation Fee..........................  $     750
ANNUAL EXPENSES OF THE ACCOUNT
(AS A PERCENTAGE OF ASSETS)
Mortality Rate and Expense Guarantee
Charge....................................      1.25%

ANNUAL EXPENSES OF THE PORTFOLIOS
(AS A PERCENTAGE OF THE ASSETS)


                                                                                                   TOTAL ANNUAL
                                          MANAGEMENT FEES      CUSTODY FEES     OTHER EXPENSES       EXPENSES
                                        -------------------  ----------------  -----------------  ---------------
Index 500 Stock.......................            .20%                .00%              .01%              .21%
Select Bond...........................            .30%                .00%              .00%              .30%
Money Market..........................            .30%                .00%              .00%              .30%
Balanced..............................            .30%                .00%              .00%              .30%
Growth and Income Stock...............            .61%                .00%              .01%              .62%
Growth Stock..........................            .52%                .00%              .05%              .57%
Aggressive Growth Stock...............            .53%                .00%              .01%              .54%
High Yield Bond.......................            .57%                .00%              .03%              .60%
International Equity..................            .67%                .11%              .03%              .81%


See the Example on page 3.
                                       --

EXAMPLE

The plan would pay the following expenses on each $1,000 investment, with a Front-Load Contract, assuming 5% annual return:


                                                          1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                        -----------  -----------  -----------  -----------
Index 500 Stock.......................................   $      53    $      71    $      91    $     146
Select Bond...........................................   $      54    $      74    $      95    $     156
Money Market..........................................   $      54    $      74    $      95    $     156
Balanced..............................................   $      54    $      74    $      95    $     156
Growth and Income Stock...............................   $      57    $      83    $     112    $     191
Growth Stock..........................................   $      57    $      82    $     109    $     186
Aggressive Growth Stock...............................   $      57    $      81    $     107    $     183
High Yield Bond.......................................   $      57    $      83    $     111    $     189
International Equity..................................   $      59    $      89    $     121    $     212


The plan would pay the following expenses on each $1,000 investment, with a Simplified-Load Contract, assuming 5% annual return:


                                                          1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                        -----------  -----------  -----------  -----------
Index 500 Stock.......................................   $      44    $      75    $     107    $     199
Select Bond...........................................   $      45    $      77    $     112    $     209
Money Market..........................................   $      45    $      77    $     112    $     209
Balanced..............................................   $      45    $      77    $     112    $     209
Growth and Income Stock...............................   $      48    $      87    $     128    $     242
Growth Stock..........................................   $      48    $      86    $     126    $     237
Aggressive Growth Stock...............................   $      48    $      85    $     124    $     234
High Yield Bond.......................................   $      48    $      86    $     127    $     240
International Equity..................................   $      50    $      93    $     138    $     262


NOTE: THE PURCHASE PAYMENTS FOR EITHER A FRONT-LOAD CONTRACT OR A
SIMPLIFIED-LOAD CONTRACT MUST REACH A TOTAL MINIMUM AMOUNT OF $25,000 DURING THE FIRST CONTRACT YEAR. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 25 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OR A SIMPLIFIED-LOAD CONTRACT OF THIS MINIMUM SIZE.

The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios borne by investors in the Contracts. The sales load for a front-load Contract depends on the amount of cumulative purchase payments. For both Contracts an annual administration fee of $150 applies if the Contract value is less than $25,000 on the Contract anniversary. See "Deductions", p. 13, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios show the annual expenses for each of the Portfolios, as a percentage of the average net assets of the Portfolio, based on 1996 operations for the Portfolios and their predecessors. For additional information about expenses of the Portfolios, see the prospectus for the Fund attached hereto.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES OF THE CONTRACTS.

                                       --

ACCUMULATION UNIT VALUES

CONTRACTS ISSUED AFTER DECEMBER 31, 1991


                                           FOR THE YEARS ENDED DECEMBER 31
                                -----------------------------------------------------
                                  1996       1995       1994       1993       1992
                                ---------  ---------  ---------  ---------  ---------
Index 500 Stock Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period.........     $1.588     $1.165     $1.159     $1.062      $.997
  End of Period...............     $1.937     $1.588     $1.165     $1.159     $1.062
Simplified Load Version
  Beginning of Period.........     $2.032     $1.499     $1.500     $1.384     $1.306
  End of Period...............     $2.463     $2.032     $1.499     $1.500     $1.384

Number of Accumulation Units
 Outstanding, End of Period
  Front Load..................  3,880,961  2,399,586  1,918,074  1,919,768    921,624
  Simplified Load.............  8,015,553  5,080,179  3,939,802  2,767,397    599,961

Select Bond Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period.........     $1.335     $1.128     $1.169     $1.066     $1.003
  End of Period...............     $1.370     $1.335     $1.128     $1.169     $1.066
Simplified Load Version
  Beginning of Period.........     $6.137     $5.217     $5.437     $4.990     $4.722
  End of Period...............     $6.261     $6.137     $5.217     $5.437     $4.990

Number of Accumulation Units
 Outstanding, End of Period
  Front Load..................  2,676,832  1,800,898  1,668,091  2,389,345    736,697
  Simplified Load.............    966,414    677,396    503,763    328,979    133,930

Money Market Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period.........     $1.140     $1.084     $1.048     $1.026      $.999
  End of Period...............     $1.192     $1.140     $1.084     $1.048     $1.026
Simplified Load Version
  Beginning of Period.........     $2.161     $2.067     $2.012     $1.980     $1.940
  End of Period...............     $2.246     $2.161     $2.067     $2.012     $1.980

Number of Accumulation Units
 Outstanding, End of Period
  Front Load..................  2,829,669  2,956,017  3,313,061    218,747    127,838
  Simplified Load.............  3,818,067  1,890,645  1,453,033    810,405    485,704

Balanced Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period.........     $1.419     $1.130     $1.138     $1.045      $.999
  End of Period...............     $1.600     $1.419     $1.130     $1.138     $1.045
Simplified Load Version
  Beginning of Period.........     $4.311     $3.453     $3.497     $3.232     $3.107
  End of Period...............     $4.830     $4.311     $3.453     $3.497     $3.232

Number of Accumulation Units
 Outstanding, End of Period
  Front Load..................  5,934,240  5,275,308  3,879,218  4,987,943  3,980,687
  Simplified Load.............  5,971,232  4,902,410  4,108,593  3,002,098  1,445,698

Growth and Income Stock
 Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period*........     $1.300     $0.998     $1.000         --         --
  End of Period...............     $1.550     $1.300     $0.998         --         --
Simplified Load Version
  Beginning of Period*........     $1.287     $0.994     $1.000         --         --
  End of Period...............     $1.525     $1.287     $0.994         --         --


 * The initial investment in the Growth and Income Stock Division was made on May 3, 1994.

                                       --

                                                FOR THE YEARS ENDED DECEMBER 31
                                     -----------------------------------------------------
                                       1996        1995        1994        1993       1992
                                     ---------   ---------   ---------   ---------  ---------
Number of Accumulation Units
 Outstanding, End of Period
  Front Load.......................  1,357,354     861,211     418,974      --         --
  Simplified Load..................  2,769,823   1,733,022     745,425      --         --

Growth Stock Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period**............     $1.313      $1.010      $1.000      --         --
  End of Period....................     $1.577      $1.313      $1.010      --         --
Simplified Load Version
  Beginning of Period**............     $1.300      $1.006      $1.000      --         --
  End of Period....................     $1.552      $1.300      $1.006      --         --

Number of Accumulation Units
 Outstanding, End of Period
  Front Load.......................    587,482     361,207     149,268      --         --
  Simplified Load..................  1,742,522     586,644     177,918      --         --

Aggressive Growth Stock Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period..............     $1.777      $1.284      $1.226     $1.036      $.984
  End of Period....................     $2.078      $1.777      $1.284     $1.226     $1.036
Simplified Load Version
  Beginning of Period..............     $2.753      $2.001      $1.922     $1.634     $1.562
  End of Period....................     $3.200      $2.753      $2.001     $1.922     $1.634

Number of Accumulation Units
 Outstanding, End of Period
  Front Load.......................  3,197,341   2,242,402   1,206,187  1,370,746    821,911
  Simplified Load..................  7,872,553   5,316,689   3,503,170  1,538,447    411,718

High Yield Bond Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period**............     $1.190      $1.026      $1.000         --         --
  End of Period....................     $1.416      $1.190      $1.026         --         --
Simplified Load Version
  Beginning of Period**............     $1.178      $1.022      $1.000         --         --
  End of Period....................     $1.394      $1.178      $1.022         --         --

Number of Accumulation Units
 Outstanding, End of Period
  Front Load.......................    275,323      90,184      47,321         --         --
  Simplified Load..................    626,090     313,810     149,862         --         --

International Equity Division
Accumulation Unit Value:
Front Load Version
  Beginning of Period***...........     $1.402      $1.232      $1.241     $1.000         --
  End of Period....................     $1.686      $1.402      $1.232     $1.241         --
Simplified Load Version
  Beginning of Period***...........     $1.380      $1.220      $1.236     $1.000         --
  End of Period....................     $1.649      $1.380      $1.220     $1.236         --

Number of Accumulation Units
 Outstanding, End of Period
  Front Load.......................  2,709,249   2,009,228   1,453,091    743,216         --
  Simplified Load..................  5,703,032   3,972,573   2,764,466    591,810         --


 ** The initial investments in the Growth Stock Division and High Yield Bond Division were made on May 3, 1994.

*** The initial investment in the International Equity Division was made on April 30, 1993.
                                       --

ACCUMULATION UNIT VALUES

CONTRACTS ISSUED BETWEEN APRIL 30, 1984 AND DECEMBER 31, 1991

                                                                  FOR THE YEARS ENDED DECEMBER 31
                                 -------------------------------------------------------------------------------------------------
                                   1996       1995       1994       1993       1992       1991       1990       1989       1988
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Index 500 Stock Division
Accumulation Unit Value:
  Beginning of Period*.........    $22.105    $16.105    $15.916    $14.500    $13.519    $10.000         --         --         --
  End of Period................    $27.134    $22.105    $16.105    $15.916    $14.500    $13.519         --         --         --

Number of Accumulation Units
 Outstanding, End of Period....  2,386,284  2,232,983  2,284,637  2,454,444    246,820     36,842         --         --         --

Select Bond Division
Accumulation Unit Value:
  Beginning of Period..........    $74.223    $62.322    $64.139    $58.132    $54.335    $46.489    $42.915    $37.688    $34.753
  End of Period................    $76.682    $74.223    $62.322    $64.139    $58.132    $54.335    $46.489    $42.915    $37.688

Number of Accumulation Units
 Outstanding, End of Period....     97,868    124,163    150,232    157,630    170,104    162,656    139,272    131,612    136,739

Money Market Division
Accumulation Unit Value:
  Beginning of Period..........    $24.706    $23.346    $22.436    $21.814    $21.110    $19.973    $18.488    $16.965    $15.829
  End of Period................    $26.011    $24.706    $23.346    $22.436    $21.814    $21.110    $19.973    $18.488    $16.965

Number of Accumulation Units
 Outstanding, End of Period....     57,013     62,209    200,510    341,361    355,217    476,920    427,960    289,871    362,742

Balanced Division
Accumulation Unit Value:
  Beginning of Period..........    $51.856    $41.029    $41.036    $37.449    $35.557    $28.690    $28.392    $24.560    $22.534
  End of Period................    $58.832    $51.856    $41.029    $41.036    $37.449    $35.557    $28.690    $28.392    $24.560

Number of Accumulation Units
 Outstanding, End of Period....  1,489,658  1,889,324  2,327,834  2,660,165  2,787,942  2,872,612  2,853,458  2,721,226  2,690,086

Growth and Income Stock
 Division
Accumulation Unit Value:
  Beginning of Period***.......    $13.143    $10.024         --         --         --         --         --         --         --
  End of Period                    $15.767    $13.143         --         --         --         --         --         --         --

Number of Accumulation Units
 Outstanding, End of Period....    424,144    117,004         --         --         --         --         --         --         --

Growth Stock Division
Accumulation Unit Value:
  Beginning of Period***.......    $13.272    $10.145         --         --         --         --         --         --         --
  End of Period................    $16.047    $13.272         --         --         --         --         --         --         --

Number of Accumulation Units
 Outstanding, End of Period....    378,236     63,881         --         --         --         --         --         --         --

Aggressive Growth Stock
 Division
Accumulation Unit Value:
  Beginning of Period**........    $27.649    $19.849    $18.832    $15.810    $14.923    $10.000         --         --         --
  End of Period................    $32.543    $27.649    $19.849    $18.832    $15.810    $14.923         --         --         --

Number of Accumulation Units
 Outstanding, End of Period....  1,944,411  1,397,885  1,239,328    910,764    594,531     40,650         --         --         --

High Yield Bond Division
Accumulation Unit Value:
  Beginning of Period***.......    $12.030    $10.302         --         --         --         --         --         --         --
  End of Period................    $14.409    $12.030         --         --         --         --         --         --         --

Number of Accumulation Units
 Outstanding, End of Period....    119,423     21,583         --         --         --         --         --         --         --

International Equity Division
Accumulation Unit Value:
  Beginning of Period****......     $1.427     $1.245     $1.246     $1.000         --         --         --         --         --
  End of Period................     $1.726     $1.427     $1.245     $1.246         --         --         --         --         --

Number of Accumulation Units
 Outstanding, End of Period....  20,439,570 14,747,734 15,153,296 1,128,950         --         --         --         --         --


                                   1987
                                 ---------
Index 500 Stock Division
Accumulation Unit Value:
  Beginning of Period*.........         --
  End of Period................         --
Number of Accumulation Units
 Outstanding, End of Period....         --
Select Bond Division
Accumulation Unit Value:
  Beginning of Period..........    $35.076
  End of Period................    $34.753
Number of Accumulation Units
 Outstanding, End of Period....    122,517
Money Market Division
Accumulation Unit Value:
  Beginning of Period..........    $14.891
  End of Period................    $15.829
Number of Accumulation Units
 Outstanding, End of Period....    238,771
Balanced Division
Accumulation Unit Value:
  Beginning of Period..........    $21.375
  End of Period................    $22.534
Number of Accumulation Units
 Outstanding, End of Period....  2,491,382
Growth and Income Stock
 Division
Accumulation Unit Value:
  Beginning of Period***.......  --.......
  End of Period                         --
Number of Accumulation Units
 Outstanding, End of Period....         --
Growth Stock Division
Accumulation Unit Value:
  Beginning of Period***.......         --
  End of Period................         --
Number of Accumulation Units
 Outstanding, End of Period....         --
Aggressive Growth Stock
 Division
Accumulation Unit Value:
  Beginning of Period**........
  End of Period................         --
Number of Accumulation Units
 Outstanding, End of Period....         --
High Yield Bond Division
Accumulation Unit Value:
  Beginning of Period***.......         --
  End of Period................         --
Number of Accumulation Units
 Outstanding, End of Period....         --
International Equity Division
Accumulation Unit Value:
  Beginning of Period****......         --
  End of Period................         --
Number of Accumulation Units
 Outstanding, End of Period....         --


  * The initial investment in the Index 500 Stock Division was made on January 16, 1991.

 ** The initial investment in the Aggressive Growth Stock Division was made on January 25, 1991.

 *** The initial investments in the Growth and Income Stock Division, Growth
     Stock Division and High Yield Bond Division were made on May 3, 1994.

**** The initial investment in the International Equity Division was made on April 30, 1993.

                                       --

THE COMPANY

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's sixth largest life insurance company, based on total assets in excess of $62 billion on December 31, 1996, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual Life is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

--------------------------------------------------------------------------------

NML VARIABLE ANNUITY ACCOUNT C

The Account was established on July 22, 1970 by the Board of Trustees of Northwestern Mutual Life in accordance with the provisions of the Wisconsin insurance law. The Account is used for the Contracts and for outstanding Contracts to Provide Annuity Benefits. Northwestern Mutual Life discontinued sales of Contracts to Provide Annuity Benefits on May 1, 1984.

The Account has nine Divisions. Net considerations paid to Northwestern Mutual Life are allocated to one or more of the Divisions as directed by the Owner of the Contract. Assets allocated to the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Divisions are simultaneously invested in shares of the corresponding Portfolios of Northwestern Mutual Series Fund, Inc.

Under Wisconsin law, the income, gains or losses, realized or unrealized, of the Account are credited to or charged against the Account in accordance with the Contracts, without regard to other income, gains or losses of Northwestern Mutual Life. The assets of the Account are owned by Northwestern Mutual Life and it is not a trustee with respect thereto. However, such assets are not chargeable with any liabilities arising out of any other separate account or other business of Northwestern Mutual Life. All obligations arising under the Contracts are general obligations of Northwestern Mutual Life. Shares of the Fund held in the Account will be voted in the discretion of Northwestern Mutual Life.

--------------------------------------------------------------------------------

THE FUND

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund is composed of nine separate portfolios which operate as separate mutual funds. The portfolios are the Index 500 Stock Portfolio, the Select Bond Portfolio, the Money Market Portfolio, the Balanced Portfolio, the Growth and Income Stock Portfolio, the Growth Stock Portfolio, the Aggressive Growth Stock Portfolio, the High Yield Bond Portfolio and the International Equity Portfolio. Shares of each Portfolio of the Fund will be purchased by the corresponding Division of the Account at net asset value, that is, without any sales charge.

Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life, is the investment adviser to the Fund. Northwestern Mutual Life provides certain personnel and facilities utilized by NMIS in performing its investment advisory functions, and Northwestern Mutual Life is a party to the investment advisory agreement. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.

FOR MORE INFORMATION REGARDING THE FUND AND ITS PORTFOLIOS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUS FOR THE FUND ATTACHED HERETO. AN INVESTOR SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CONTRACTS.

                                       --

THE CONTRACTS

UNALLOCATED GROUP ANNUITY CONTRACTS

The Contracts are unallocated group annuity contracts. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust. When a participant retires or otherwise becomes entitled to receive benefits, the Contract Owner may direct Northwestern Mutual Life to pay annuity benefits to the participant. (See "Retirement Benefits", p. 9.) Northwestern Mutual Life will then issue the Annuitant a Certificate describing the benefits which have been selected. (See "Variable Payment Plans", p. 9.) Benefits available to Participants are determined entirely by the provisions of the Plan or Trust.

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY The amount and frequency of purchase payments are largely determined by the Plan or Trust and the Owner of the Contract. Larger or additional purchase payments may be paid. However, Northwestern Mutual Life will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer's contribution under Section 404(a)(2) of the Code; or
(b) any purchase payment of less than $100.

Purchase payments may be paid monthly, quarterly, semiannually, annually or on any other frequency acceptable to Northwestern Mutual Life. If a purchase payment is not paid when due, or if Northwestern Mutual Life declines to accept a purchase payment as provided above, the Contract will continue in force unless all Accumulation Units are redeemed for their value. Payment of purchase payments may be resumed at any time the Contract is in force.

APPLICATION OF PURCHASE PAYMENTS Net purchase payments, after deduction of any sales load or installation fee, are credited by Northwestern Mutual Life to the Contract and allocated as directed by the Owner. To the extent that a net purchase payment is to be accumulated on a variable basis it is placed in the Account and allocated to one or more Divisions. Assets allocated to each Division will thereupon be invested in shares of the Portfolio which corresponds to that Division. If no allocation instructions are received the net purchase payment will be placed in the Money Market Division.

Payments placed in the Account are applied to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent the interest of an Owner in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the valuation of the assets of the Division next following receipt of the purchase payment at the Home Office of Northwestern Mutual Life. Receipt of purchase payments at a lockbox facility designated by Northwestern Mutual Life will be considered the same as receipt at the Home Office. Assets are valued as of the close of trading on the New York Stock Exchange for each day the Exchange is open.

The number of an Owner's Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Account does not change the number (as distinguished from the value) of Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio of the Fund. The value of an Accumulation Unit on any date is determined by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division for the current period. (See "Net Investment Factor", below.) Since the Owner bears the investment risk, there is no guarantee as to the aggregate value of Accumulation Units; such value may be less than, equal to or more than the cumulative net purchase payments.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

                                       --

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See "Deductions", p. 13.)

Investment income and realized capital gains will be received in the form of dividend and capital gain distributions upon Portfolio shares held by each Division; such distributions will be reinvested in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS The benefits provided under the Contracts consist of a surrender value and a retirement benefit. Subject to the restrictions noted below, all of these benefits may be paid in a lump sum or under the payment plans described below. The amounts required to pay benefits will be taken from the Divisions of the Account, or from the value accumulated on a fixed basis, as directed by the Owner of the Contract.

SURRENDER OR WITHDRAWAL VALUE To the extent permitted by the Plan or Trust, the Owner may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. The value, which may be either greater or less than the amount paid by the Owner, is determined as of the valuation date coincident with or next following receipt by Northwestern Mutual Life of a written request for termination. Request forms are available from Northwestern Mutual Life's Home Office and its agents. A portion of the Accumulation Units may be surrendered on the same basis.

A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p.10.)

RETIREMENT BENEFITS The Contract Owner may at any time direct Northwestern Mutual Life to pay retirement benefits to an Annuitant. Upon the Owner's request, benefits may be paid in a lump sum or under the Payment Plans described below. The Owner's request will state the Payment Plan elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

Northwestern Mutual Life will determine the amount required to pay the annuity or cash benefits and will redeem Accumulation Units in that amount. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

VARIABLE PAYMENT PLANS

Part or all of the benefits under a Contract may be paid under a variable payment plan. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and the amount of such payments can be expected to change from month to month.

Under a variable Payment Plan an Annuitant must select the initial allocation of variable benefits among the Divisions. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. Northwestern Mutual Life will issue the Annuitant a Certificate describing the variable annuity benefits and including beneficiary provisions of annuity contracts issued by Northwestern Mutual Life on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 12.

                                       --

DESCRIPTION OF PAYMENT PLANS  The following payment plans are available:

1. PAYMENTS FOR A CERTAIN PERIOD. An annuity payable monthly for a specified period of five to 30 years.

2. LIFE ANNUITY WITH OR WITHOUT CERTAIN PERIOD. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. JOINT AND SURVIVOR LIFE ANNUITY WITH CERTAIN PERIOD. An annuity payable monthly for a certain period of 10 years and thereafter to the Annuitant and the Joint Annuitant for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A Payment Plan must result in payments that meet the minimums required by Northwestern Mutual Life for annuity payment plans on the date the plan is elected. From time to time Northwestern Mutual Life may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. Northwestern Mutual Life may also make available other payment plans, with provisions and rates as published by Northwestern Mutual Life for those plans.

AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Annuitant in each Division of the Account.

ASSUMED INVESTMENT RATE The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Payment Plan, the Annuity Unit for each Division would not change in value, and the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS A Contract Owner may at any time change the allocation of net purchase payments among the Divisions or transfer Accumulation Units from one Division to another. After the effective date of a variable Payment Plan the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are effective on the date a written request is received at the Home Office of Northwestern Mutual Life or on a future specified date.

The number of Accumulation or Annuity Units to be credited will be adjusted to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. Accumulation Units may be transferred among the Divisions up to twelve times in a Contract year without charge. The charge for each additional transfer is $25. For transfers of Annuity Units, charges and waiting periods may be set by Northwestern Mutual Life.

Owners who contemplate the transfer of funds from one Division to another should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

                                       --

After the effective date of a variable Payment Plan which includes the right of withdrawal a payee may transfer the withdrawal value to any other Payment Plan. An administrative charge may apply.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian or trustee. The Annuitant is a Participant in the Plan or Trust who has been named to receive annuity payments in accordance with the provisions of the Plan or Trust.

DEFERMENT OF BENEFIT PAYMENTS Northwestern Mutual Life reserves the right to defer determination and payment of the surrender value of the Accumulation Units, the withdrawal value under a variable Payment Plan, or the payment of benefits under a variable Payment Plan. Deferral will arise only if the right to redeem Fund shares is suspended, payment of the redemption value is postponed, or the New York Stock Exchange is closed, or trading thereon is restricted; or an emergency exists, as a result of which it is not reasonably practical for Northwestern Mutual Life to dispose of securities owned by it, or to determine the value of Accumulation or Annuity Units.

DIVIDENDS The Contracts share in the divisible surplus of Northwestern Mutual Life, except while payments are being made under a payment plan. The divisible surplus of Northwestern Mutual Life is determined annually. Each Contract's share, if any, will be credited as a dividend on the Contract anniversary. Under the terms of the Contract, any dividend will be applied as a net purchase payment allocated to the Money Market Division.

On Group Combination Annuity Contracts, dividends arise principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. The dividend is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.

For 1997, all front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000. In future years, dividends will continue to be based on actual experience, and as a result, the factors may be different from those stated above.

SUBSTITUTION AND CHANGE Northwestern Mutual Life reserves the right to (a) substitute other securities for shares of each Portfolio of the Fund held by any Division, or (b) change the provisions of the Contracts to assure qualification for tax benefits under the Internal Revenue Code or to comply with any other applicable federal or state laws. Northwestern Mutual Life may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change. Contract Owners will be given prompt notice after any substitution or change.

AMENDMENTS AND TERMINATION After the fifth Contract year, Northwestern Mutual Life may amend the Contract with respect to (1) the sales load; (2) the maximum annual annuity rate and expense guarantee charge; (3) the administration fee;
(4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract.

An amendment will become effective after not less than 30 days' written notice to the Owner. An Amendment to the payment rate tables will not apply to a Payment Plan that starts before the amendment becomes effective.

Northwestern Mutual Life reserves the right to terminate a Contract if representations of the Owner are or become incorrect. The Contract Owner may terminate a Contract in whole or in part at any time and be paid the value of the Accumulation Units.

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual Life appear in the Statement of Additional Information.

                                       --

FEDERAL INCOME TAXES

TAXATION OF CONTRACT BENEFITS

The Contracts are offered only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. A 15% penalty tax may be imposed after 1999 on aggregate payments in excess of certain annual limits and a 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts. In addition, a 10% penalty tax may be imposed on benefits paid in excess of the benefits provided under the Plan formula if the payee is or was a "5% owner" of the employer while a participant in the Plan.


Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" may be eligible for a separate tax averaging calculation and, with certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income or for reimbursement of health insurance premiums paid while the employee was unemployed.

A loan from the Plan to an employee, other than an owner-employee, may be taxable as ordinary income depending on the amount and terms of the loan. A loan to an owner-employee is a prohibited transaction under the Code and could disqualify the Plan.

Benefit payments will be subject to mandatory 20% withholding unless (1) they are rolled over directly to another tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust are advised to consult qualified tax counsel.

TAXATION OF NORTHWESTERN MUTUAL LIFE

Northwestern Mutual Life may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. No charge is currently being made. (See "Net Investment Factor", p. 8 and "Deductions", p.13.)

                                       --

DEDUCTIONS

The following deductions will be made:

1.  DEDUCTIONS FROM PURCHASE PAYMENTS.

Front-Load Contract

A sales load is deducted from all purchase payments received. The deduction is based on the cumulative amounts received and the rates in the table below:

CUMULATIVE PURCHASE PAYMENTS
PAID UNDER THE CONTRACT                                   RATE
-----------------------------------------------------  -----------
First $150,000.......................................        4.5%
Next $350,000........................................        3.0%
Next $500,000........................................        1.0%
Balance over $1,000,000..............................         .5%

Simplified-Load Contract

An installation fee in the amount of $750 is deducted from the first purchase payment received. Alternatively, the fee may be paid separately when the application for the Contract is submitted. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. ANNUAL MORTALITY RATE AND EXPENSE GUARANTEE CHARGE. The net investment factor (see "Net Investment Factor", p. 8) used in determining the value of Accumulation and Annuity Units reflects a charge on each valuation date for mortality and expense risks assumed by Northwestern Mutual Life. For the front-load Contract the charge on an annual basis is .65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. This charge may be increased by Northwestern Mutual Life to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year the maximum may be amended. (See "Amendments and Termination", p. 11.)

The mortality risk is that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the Contracts. Northwestern Mutual Life assumes these risks for the duration of the Contract.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of a Portfolio of the Fund as described under "Substitution and Change", p. 11, and the deduction of any applicable taxes. Applicable taxes could include any tax liability paid or reserved for by Northwestern Mutual Life resulting from the maintenance or operation of a Division of the Account. It is not presently anticipated that any deduction will be made for federal income taxes (see "Federal Income Taxes" p. 12), nor is it anticipated that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, Northwestern Mutual Life reserves the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

3. ADMINISTRATION FEE. Northwestern Mutual Life may terminate a Contract on 60 days' written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract an administration fee of $150 may be charged annually on the Contract anniversary.

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold through individuals who, in addition to being licensed insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc., a wholly-owned subsidiary of Northwestern Mutual Life and a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, such agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of

                                       --

Contract values for each Contract year. Total commissions, on average, are not expected to exceed the equivalent of 7.0% of purchase payments.

--------------------------------------------------------------------------------

CONTRACTS ISSUED PRIOR TO JANUARY 1, 1992

For Contracts issued prior to January 1, 1992 the purchase payments are subject to a charge for sales expenses. This deduction is at the rate of 4.0% on the first $25,000; 2.0% on the next $75,000; 1.0% on the next $100,000; .4% on the next $100,000; .2% on the next $200,000; and .1% on the balance over $500,000 of cumulative considerations. For these Contracts there is also an annual service fee charged on each anniversary, based on the value of Accumulation Units on the last valuation date of the Contract year, at the rate of .5% on the first $100,000; .4% on the next $100,000; .3% on the next $100,000; .2% on the next
$200,000; and .1% on the balance over $500,000. The charge for annuity rate and expense risks may not exceed .25% of the Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and no charge for these risks is currently being made. These Contracts contain no provisions for accumulation of funds on a fixed basis.

                                       --

This Prospectus sets forth concisely the information about NML Variable Annuity Account C that a prospective investor ought to know before investing. Additional information about Account C has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone (414) 271-1444.

    TO:  The Northwestern Mutual Life Insurance Company

        Annuity and Accumulation Products Marketing Department
        Room E12J

        720 East Wisconsin Avenue
        Milwaukee, WI 53202

     Please send a Statement of Additional Information for NML Variable Annuity Account C to:

     Name __________________________________________________________________

     Address _______________________________________________________________

      ______________________________________________________________________

     City ______________________________ State ____________ Zip ____________

NORTHWESTERN MUTUAL LIFE

GROUP COMBINATION ANNUITY CONTRACTS

For Retirement Plans of Self-Employed Persons and their Employees

NML VARIABLE ANNUITY ACCOUNT C

NORTHWESTERN MUTUAL SERIES FUND, INC.

90-1896 (4/97)

PROSPECTUS
-------------------------------------------------------------------------------
Northwestern                                                      BULK RATE
Mutual Life-Registered Trademark-                                U.S. POSTAGE
PO Box 3095                                                          PAID
Milwaukee WI 53201-3095                                          MILWAUKEE,WI
Address Correction Requested                                    PERMIT NO.426
-------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                       GROUP COMBINATION ANNUITY CONTRACTS
       (for Retirement Plans of Self-Employed Persons and their Employees)

                         NML VARIABLE ANNUITY ACCOUNT C
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                          ("Northwestern Mutual Life")


--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

--------------------------------------------------------------------------------


     The date of the prospectus to which this Statement of Additional Information Relates is April 30, 1997.


     The date of this Statement of Additional Information is April 30,
     1997.

                               GENERAL INFORMATION

     The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for outstanding Contracts to Provide Annuity Benefits. Northwestern Mutual Life discontinued sales of Contracts to Provide Annuity Benefits on May 1, 1984.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc. ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of Contracts to corporate pension plans, during each of the last three years:


                        Year        Amount
                        ----        ------
                        1996       $756,038
                        1995       $583,954
                        1994       $577,227


                        DETERMINATION OF ANNUITY PAYMENTS

     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 9, including "Description of Payment Plans", p. 10, "Amount of Annuity Payments", p. 10, and "Assumed Investment Rate", p. 10; "Dividends",
p. 11; "Net Investment Factor", p. 8; and "Deductions", p. 13.

     AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See "Illustrations of Variable Annuity Payments".) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual Life are based on the 1983 Table a with Projection Scale G.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. The amount held under a Payment Plan will not share in the divisible surplus of Northwestern Mutual Life.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     ANNUITY UNIT VALUE   The value of an Annuity Unit for each Division was
arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the mortality rate tables.

     ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS   To illustrate the manner in
which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

     (1)  Value of Annuitant's retirement benefit
      allocated to Balanced. . . . . . . . . . . . . . . .       $   50,000

     (2)  Assumed applicable monthly payment rate
      per $1,000 from annuity rate table . . . . . . . . .       $     5.00

     (3)  Amount of first payment from Balanced
      Division (1) x (2) divided by $1,000 . . . . . . . .       $   250.00

     (4)  Assumed Value of Annuity Unit in Balanced
      Division on effective date of payment plan.. . . . .       $ 1.500000

     (5)  Number of Annuity Units credited in
      Balanced Division, (3) divided by (4). . . . . . . .           166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see "Net Investment Factor") was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio shares of the Fund held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of the Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual Life.

                          TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual Life must be received at the Home Office of Northwestern Mutual Life. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual Life. Northwestern Mutual Life will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual Life before Northwestern Mutual Life consents to the assignment.

                                     EXPERTS

     The financial statements of the Account as of December 31, 1996 and for each of the two years in the period ended December 31, 1996 and of Northwestern Mutual Life as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP provides audit services for the Account. The address of Price Waterhouse LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Assets and Liabilities
DECEMBER 31, 1996
(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Growth Stock
       6,649 shares (cost $9,029)....................................................................  $   9,734
      Aggressive Growth Stock
       30,295 shares (cost $70,856)..................................................................     95,277
      International Equity
       31,747 shares (cost $41,643)..................................................................     49,462
      Growth and Income Stock
       9,890 shares (cost $12,380)...................................................................     13,035
      Index 500 Stock
       45,377 shares (cost $63,646)..................................................................     93,249
      Money Market
       13,784 shares (cost $13,784)..................................................................     13,784
      Balanced
       76,441 shares (cost $108,531).................................................................    131,325
      Select Bond
       14,545 shares (cost $16,953)..................................................................     17,803
      High Yield Bond
       2,715 shares (cost $2,979)....................................................................      2,983   $ 426,652
                                                                                                       ----------
Due from Sale of Fund Shares......................................................................................         53
Due from Northwestern Mutual Life Insurance Company...............................................................      1,662
                                                                                                                    ----------
      Total Assets................................................................................................  $ 428,367
                                                                                                                    ----------
                                                                                                                    ----------

LIABILITIES
  Due to Northwestern Mutual Life Insurance Company...............................................................  $      53
  Due on Purchase of Fund Shares..................................................................................      1,662
                                                                                                                    ----------
      Total Liabilities...........................................................................................  $   1,715
                                                                                                                    ----------
EQUITY (NOTE 8)
  Group Variable Annuity Contracts Issued:
    Before December 17, 1981 or between April 30, 1984 and December 31, 1991......................................  $ 274,418
    After December 16, 1981 and Prior to May 1, 1984..............................................................      7,945
    After December 31, 1991 - Front Load Version..................................................................     38,682
    After December 31, 1991 - Simplified Load Version.............................................................    105,607
                                                                                                                    ----------
      Total Equity................................................................................................    426,652
                                                                                                                    ----------
      Total Liabilities and Equity................................................................................  $ 428,367
                                                                                                                    ----------
                                                                                                                    ----------

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                              AGGRESSIVE
                                                          GROWTH STOCK          GROWTH
                                      COMBINED              DIVISION        STOCK DIVISION
                                ---------------------   -----------------   ---------------
                                  YEAR        YEAR       YEAR      YEAR      YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED    ENDED    ENDED
                                DECEMBER    DECEMBER    DECEMBER  DECEMBER  DECEMBER DECEMBER
                                   31,         31,      31,       31,       31,      31,
                                  1996        1995       1996      1995      1996     1995
                                ---------   ---------   -------   -------   ------   ------
INVESTMENT INCOME
  Dividend Income.............  $ 16,994    $  6,471    $  367    $   59    $2,575   $ 243
  Annuity Rate and Expense
    Guarantees................     1,738         857        22         8      384      167
                                ---------   ---------   -------   -------   ------   ------
  Net Investment Income.......    15,256       5,614       345        51    2,191       76
                                ---------   ---------   -------   -------   ------   ------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............     8,855       9,884        77        33      574    2,648
  Unrealized Appreciation of
    Investments During the
    Year......................    29,833      53,407       568       140    7,637    12,416
                                ---------   ---------   -------   -------   ------   ------
  Net Gain on Investments.....    38,688      63,291       645       173    8,211    15,064
                                ---------   ---------   -------   -------   ------   ------
  Increase in Equity Derived
    from Investment
    Activity..................    53,944      68,905       990       224    10,402   15,140
                                ---------   ---------   -------   -------   ------   ------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................    89,651      59,390     2,183       543    23,018   12,411
  Annuity Payments............       (37)          0        (1)       --       (1)      --
  Surrenders and Other
    (net).....................   (35,414)    (58,627)     (116)      (90)   (4,477)  (7,855)
  Transfers from Other
    Divisions or Sponsors.....    47,413      19,929     4,847     1,254    10,470   5,511
  Transfers to Other Divisions
    or Sponsors...............   (46,710)    (22,174)     (254)     (177)   (1,555)  (1,053)
                                ---------   ---------   -------   -------   ------   ------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................    54,903      (1,482)    6,659     1,530    27,455   9,014
                                ---------   ---------   -------   -------   ------   ------
Net Increase in Equity........   108,847      67,423     7,649     1,754    37,857   24,154
EQUITY
  Beginning of Period.........   317,805     250,382     2,084       330    57,422   33,268
                                ---------   ---------   -------   -------   ------   ------
  End of Period...............  $426,652    $317,805    $9,733    $2,084    $95,279  $57,422
                                ---------   ---------   -------   -------   ------   ------
                                ---------   ---------   -------   -------   ------   ------

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                     GROWTH & INCOME          INDEX 500
                                                                      STOCK DIVISION       STOCK DIVISION
                                       INTERNATIONAL EQUITY         ------------------   -------------------
                                             DIVISION
                                 --------------------------------     YEAR      YEAR       YEAR       YEAR
                                                                     ENDED      ENDED     ENDED      ENDED
                                   YEAR ENDED        YEAR ENDED     DECEMBER   DECEMBER  DECEMBER   DECEMBER
                                  DECEMBER 31,      DECEMBER 31,      31,      31,         31,        31,
                                      1996              1995          1996      1995       1996       1995
                                 --------------    --------------   --------   -------   --------   --------
INVESTMENT INCOME
  Dividend Income.............   $       1,805     $         190    $ 1,146    $  277    $ 2,082    $   546
  Annuity Rate and Expense
    Guarantees................             162                83         51        21        303        140
                                 --------------    --------------   --------   -------   --------   --------
  Net Investment Income.......           1,643               107      1,095       256      1,779        406
                                 --------------    --------------   --------   -------   --------   --------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............             243               286        189        48      2,433      2,386
  Unrealized Appreciation of
    Investments During the
    Year......................           5,631             3,281        387       282     11,685     14,264
                                 --------------    --------------   --------   -------   --------   --------
  Net Gain on Investments.....           5,874             3,567        576       330     14,118     16,650
                                 --------------    --------------   --------   -------   --------   --------
  Increase in Equity Derived
    from Investment
    Activity..................           7,517             3,674      1,671       586     15,897     17,056
                                 --------------    --------------   --------   -------   --------   --------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................           7,618             6,644      3,722     1,670     15,515      9,482
  Annuity Payments............              (1)               --         --        --         (1)        --
  Surrenders and Other
    (net).....................          (2,272)           (4,567)      (582)     (225)    (4,705)    (7,614)
  Transfers from Other
    Divisions or Sponsors.....           7,684             1,708      3,922     1,885      6,527      2,498
  Transfers to Other Divisions
    or Sponsors...............          (1,124)           (2,068)      (586)     (186)    (4,546)    (2,411)
                                 --------------    --------------   --------   -------   --------   --------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................          11,905             1,717      6,476     3,144     12,790      1,955
                                 --------------    --------------   --------   -------   --------   --------
Net Increase in Equity........          19,422             5,391      8,147     3,730     28,687     19,011
EQUITY
  Beginning of Period.........          30,038            24,647      4,889     1,159     64,563     45,552
                                 --------------    --------------   --------   -------   --------   --------
  End of Period...............   $      49,460     $      30,038    $13,036    $4,889    $93,250    $64,563
                                 --------------    --------------   --------   -------   --------   --------
                                 --------------    --------------   --------   -------   --------   --------


                               MONEY MARKET DIVISION
                               ---------------------
                                  YEAR       YEAR
                                 ENDED      ENDED
                                DECEMBER   DECEMBER
                                  31,        31,
                                  1996       1995
                                --------   --------
INVESTMENT INCOME
  Dividend Income.............  $   610    $   494
  Annuity Rate and Expense
    Guarantees................      109         65
                                --------   --------
  Net Investment Income.......      501        429
                                --------   --------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............       --         --
  Unrealized Appreciation of
    Investments During the
    Year......................       --         --
                                --------   --------
  Net Gain on Investments.....        0          0
                                --------   --------
  Increase in Equity Derived
    from Investment
    Activity..................      501        429
                                --------   --------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................   15,624      7,895
  Annuity Payments............       --         --
  Surrenders and Other
    (net).....................   (6,072)    (7,513)
  Transfers from Other
    Divisions or Sponsors.....    7,239      3,825
  Transfers to Other Divisions
    or Sponsors...............  (12,832)    (6,822)
                                --------   --------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................    3,959     (2,615)
                                --------   --------
Net Increase in Equity........    4,460     (2,186)
EQUITY
  Beginning of Period.........    9,324     11,510
                                --------   --------
  End of Period...............  $13,784    $ 9,324
                                --------   --------
                                --------   --------

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                                                  HIGH YIELD BOND
                                                                                                     DIVISION
                                      BALANCED DIVISION            SELECT BOND DIVISION       -----------------------
                                -----------------------------   ---------------------------                   YEAR
                                                                                              YEAR ENDED      ENDED
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     DECEMBER     DECEMBER
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,       31,          31,
                                    1996            1995            1996           1995          1996         1995
                                -------------   -------------   ------------   ------------   -----------   ---------
INVESTMENT INCOME
  Dividend Income.............    $  7,534        $  4,212        $   566        $   395        $  309        $ 55
  Annuity Rate and Expense
    Guarantees................         601             310             97             60             9           3
                                -------------   -------------   ------------   ------------   -----------   ---------
  Net Investment Income.......       6,933           3,902            469            335           300          52
                                -------------   -------------   ------------   ------------   -----------   ---------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments...............       5,336           4,550            (11)           (71)           14           4
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Year......................       3,891          20,775              6          2,263            28         (14)
                                -------------   -------------   ------------   ------------   -----------   ---------
  Net Gain (Loss) on
    Investments...............       9,227          25,325             (5)         2,192            42         (10)
                                -------------   -------------   ------------   ------------   -----------   ---------
  Increase in Equity Derived
    from Investment
    Activity..................      16,160          29,227            464          2,527           342          42
                                -------------   -------------   ------------   ------------   -----------   ---------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................      17,719          17,344          3,797          3,236           455         165
  Annuity Payments............         (32)             --             (1)            --            --          --
  Surrenders and Other
    (net).....................     (15,880)        (27,145)        (1,149)        (3,582)         (161)        (36)
  Transfers from Other
    Divisions or Sponsors.....       2,692           1,323          2,356          1,503         1,676         422
  Transfers to Other Divisions
    or Sponsors...............     (21,803)         (7,732)        (3,945)        (1,666)          (65)        (59)
                                -------------   -------------   ------------   ------------   -----------   ---------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................     (17,304)        (16,210)         1,058           (509)        1,905         492
                                -------------   -------------   ------------   ------------   -----------   ---------
Net Increase (Decrease) in
  Equity......................      (1,144)         13,017          1,522          2,018         2,247         534
EQUITY
  Beginning of Period.........     132,469         119,452         16,280         14,262           736         202
                                -------------   -------------   ------------   ------------   -----------   ---------
  End of Period...............    $131,325        $132,469        $17,802        $16,280        $2,983        $736
                                -------------   -------------   ------------   ------------   -----------   ---------
                                -------------   -------------   ------------   ------------   -----------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
DECEMBER 31, 1996

Note 1 -- NML Variable Annuity Account C (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life" or "Sponsor") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Beginning December 31, 1991, two versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments and Simplified Load contracts with an installment fee of $750.

Note 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. Annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

Note 5 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1996 by each Division are shown below:

                                     Purchases          Sales
                                  ---------------  ---------------
Growth Stock Division...........  $     7,308,964  $       303,927
Aggressive Growth Division......       30,690,195        1,045,256
International Equity Division...       15,119,614        1,571,810
Growth & Income Stock
Division........................        8,410,421          839,196
Index 500 Stock Division........       19,824,136        5,253,981
Money Market Division...........       20,346,897       15,887,232
Balanced Division...............       19,426,753       29,797,911
Select Bond Division............        5,445,050        3,918,139
High Yield Bond Division........        2,362,508          158,086

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

Generally, for contracts issued after December 31, 1991, for the Front Load version and the Simplified Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 6 1/2 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed 1% and 1 1/2% annual rates, respectively.

Generally, the deduction for contracts issued before December 17, 1981 or between April 30, 1984 and December 31, 1991 as provided for in the contracts has been waived by the Board of Trustees of Northwestern Mutual Life. For these contracts, the rate may be determined by the Board of Trustees of Northwestern Mutual Life not to exceed a 3/4 of 1% annual rate.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rate of 1/2 of 1% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 3/4 of 1% annual rate.

Beginning in 1996, Northwestern Mutual Life paid a dividend to certain contracts. The dividend was re-invested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements (Continued) (in thousands)
DECEMBER 31, 1996

Note 8 - Equity Values by Division are shown below:

                                                                   GROUP VARIABLE ANNUITY CONTRACT ISSUED:
                                            -------------------------------------------------------------------------------------
                                               BEFORE DECEMBER 17, 1981 OR BETWEEN            AFTER DECEMBER 16, 1981 AND
                                              APRIL 30, 1984 AND DECEMBER 31, 1991                PRIOR TO MAY 1, 1984
                                            -----------------------------------------  ------------------------------------------
                                             ACCUMULATION       UNITS                   ACCUMULATION        UNITS
                                              UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE      OUTSTANDING     EQUITY
                                            --------------  -------------  ----------  --------------  ---------------  ---------
Growth Stock..............................   $  16.046821          378     $   6,069    $  15.834243            --            --
Aggressive Growth Stock...................      32.542621        1,944        63,276       31.591115             4      $    134
International Equity......................       1.726413       20,440        35,287        1.695019           110           186
Growth and Income Stock...................      15.767435          424         6,688       15.558532             1            19
Index 500 Stock...........................      27.133645        2,386        64,749       26.337300            46         1,206
Money Market..............................      26.011476           57         1,483       24.167111            14           344
Balanced..................................      58.832423        1,490        87,640       54.595947            90         4,923
Select Bond...............................      76.681608           98         7,505       71.125132             8           540
High Yield Bond...........................      14.408967          119         1,721       14.218083         --            --
                                                                           ----------                                   ---------
  Equity..................................                                   274,418                                       7,352
  Annuity Reserves........................                                    --                                             593
                                                                           ----------                                   ---------
  Total Equity............................                                 $ 274,418                                    $  7,945
                                                                           ----------                                   ---------
                                                                           ----------                                   ---------

                                                                GROUP COMBINED ANNUITY CONTRACT ISSUED:
                                          -----------------------------------------------------------------------------------
                                                  AFTER DECEMBER 31, 1991                    AFTER DECEMBER 31, 1991
                                                     FRONT LOAD VERSION                      SIMPLIFIED LOAD VERSION
                                          ----------------------------------------  -----------------------------------------
                                           ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                                            UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
                                          --------------  -------------  ---------  --------------  -------------  ----------
Growth Stock............................   $   1.577134          587     $    927    $   1.552125        1,743     $   2,705
Aggressive Growth Stock.................       2.077739        3,197        6,643        3.199964        7,873        25,192
International Equity....................       1.685759        2,709        4,567        1.649102        5,703         9,405
Growth and Income Stock.................       1.549666        1,357        2,103        1.525144        2,770         4,224
Index 500 Stock.........................       1.937139        3,881        7,518        2.463008        8,016        19,742
Money Market............................       1.192105        2,830        3,373        2.246287        3,818         8,576
Balanced................................       1.599774        5,934        9,493        4.829655        5,971        28,839
Select Bond.............................       1.370157        2,677        3,668        6.260939          966         6,051
High Yield Bond.........................       1.416152          275          390        1.393713          626           873
                                                                         ---------                                 ----------
  Equity................................                                   38,682                                    105,607
  Annuity Reserves......................                                    --                                        --
                                                                         ---------                                 ----------
  Total Equity..........................                                 $ 38,682                                  $ 105,607
                                                                         ---------                                 ----------
                                                                         ---------                                 ----------

Accountants' Letter

                 [LOGO]

                                                                          [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Contract Owners NML Variable Annuity Account C

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account C and the Index 500 Stock Division, Growth Stock Division, Growth and Income Stock Division, Aggressive Growth Stock Division, International Equity Division, Select Bond Division, High Yield Bond Division, Money Market Division and the Balanced Division thereof at December 31, 1996, the results of their operations and the changes in their equity for the year then ended and for each of the other periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1996 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Milwaukee, Wisconsin
January 22, 1997

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED FINANCIAL STATEMENTS

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

CONSOLIDATED STATEMENT OF FINANCIAL POSITION
(IN MILLIONS)

                                                                                                   DECEMBER 31,
                                                                                              ----------------------
                                                                                                 1996        1995
                                                                                              ----------  ----------
ASSETS
BONDS
  United States Government..................................................................  $   5,417   $   3,282
  Industrial and other......................................................................     23,659      22,236
                                                                                              ----------  ----------
                                                                                                 29,076      25,518
                                                                                              ----------  ----------
STOCKS
  Common....................................................................................      3,356       2,894
  Unconsolidated subsidiaries...............................................................        612         531
  Preferred.................................................................................        760         546
                                                                                              ----------  ----------
                                                                                                  4,728       3,971
                                                                                              ----------  ----------
MORTGAGE LOANS..............................................................................      9,564       8,429
REAL ESTATE
  Investment................................................................................      1,257       1,294
  Home office...............................................................................        128         135
                                                                                              ----------  ----------
                                                                                                  1,385       1,429
                                                                                              ----------  ----------
LOANS ON POLICIES...........................................................................      6,802       6,476
OTHER INVESTMENTS...........................................................................      1,714       1,589
CASH AND TEMPORARY INVESTMENTS..............................................................      1,131         544
DUE AND ACCRUED INVESTMENT INCOME...........................................................        764         721
                                                                                              ----------  ----------
    Total invested assets...................................................................     55,164      48,677
                                                                                              ----------  ----------
SEPARATE ACCOUNT BUSINESS...................................................................      6,339       5,000
OTHER ASSETS................................................................................      1,177       1,199
                                                                                              ----------  ----------
    Total Assets............................................................................  $  62,680   $  54,876
                                                                                              ----------  ----------
                                                                                              ----------  ----------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF FINANCIAL POSITION
(IN MILLIONS)

                                                                                                   DECEMBER 31,
                                                                                              ----------------------
                                                                                                 1996        1995
                                                                                              ----------  ----------
LIABILITIES AND RESERVES
LIABILITY FOR POLICY BENEFITS
  Insurance and annuity reserves............................................................  $  43,209   $  39,545
  Policy benefits in process or left for future payments....................................      1,140       1,109
  Premium deposits..........................................................................        427         427
  Policyowner dividends payable.............................................................      2,350       2,115
                                                                                              ----------  ----------
                                                                                                 47,126      43,196
                                                                                              ----------  ----------
OTHER LIABILITIES
  Interest maintenance reserve..............................................................        299         281
  Income taxes..............................................................................        942         895
  Miscellaneous.............................................................................      2,921       1,336
                                                                                              ----------  ----------
                                                                                                  4,162       2,512
                                                                                              ----------  ----------
SEPARATE ACCOUNT BUSINESS...................................................................      6,339       5,000
                                                                                              ----------  ----------
ASSET VALUATION RESERVE.....................................................................      1,538       1,382
                                                                                              ----------  ----------
  Total liabilities.........................................................................     59,165      52,090
                                                                                              ----------  ----------
GENERAL CONTINGENCY RESERVE.................................................................      3,515       2,786
                                                                                              ----------  ----------
Total Liabilities and Contingency Reserve...................................................  $  62,680   $  54,876
                                                                                              ----------  ----------
                                                                                              ----------  ----------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED SUMMARY OF OPERATIONS
(IN MILLIONS)

                                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                    1996        1995        1994
                                                                                 ----------  ----------  ----------
INCOME
  PREMIUMS.....................................................................  $   6,760   $   6,196   $   5,743
  NET INVESTMENT INCOME........................................................      3,836       3,673       3,106
  POLICY BENEFITS LEFT WITH COMPANY AND OTHER INCOME...........................        666         733         636
                                                                                 ----------  ----------  ----------
    Total income...............................................................     11,262      10,602       9,485
                                                                                 ----------  ----------  ----------
DISPOSITION OF INCOME
  COSTS
    Agents' compensation.......................................................        529         508         492
    Other insurance costs......................................................        418         398         334
    Premium and other taxes or assessments.....................................         96         120         120
                                                                                 ----------  ----------  ----------
                                                                                     1,043       1,026         946
                                                                                 ----------  ----------  ----------
BENEFITS TO POLICYOWNERS AND BENEFICIARIES
    Death benefits.............................................................        673         655         609
    Surrender benefits.........................................................      1,182       1,375         904
    Disability benefits........................................................        202         174         151
    Annuity benefits...........................................................        128          92          94
    Matured endowments.........................................................         52          48          54
    Payments from policy benefits left with Company............................        684         590         568
    Net transfers to separate accounts.........................................        579         236         344
    Net additions to policy reserves...........................................      3,701       3,506       3,313
                                                                                 ----------  ----------  ----------
                                                                                     7,201       6,676       6,037
                                                                                 ----------  ----------  ----------
      Total disposition of income..............................................      8,244       7,702       6,983
                                                                                 ----------  ----------  ----------
SAVINGS FROM OPERATIONS BEFORE INCOME TAXES AND DIVIDENDS......................      3,018       2,900       2,502
INCOME TAX EXPENSE.............................................................        452         467         281
                                                                                 ----------  ----------  ----------
SAVINGS FROM OPERATIONS BEFORE DIVIDENDS.......................................      2,566       2,433       2,221
POLICYOWNER DIVIDENDS..........................................................      2,341       2,111       1,942
                                                                                 ----------  ----------  ----------
NET SAVINGS FROM OPERATIONS....................................................        225         322         279
NET REALIZED CAPITAL GAINS, LESS TAX EXPENSE OF $208, $98 AND 85,
 RESPECTIVELY..................................................................        395         137         119
                                                                                 ----------  ----------  ----------
CONTRIBUTION TO GENERAL CONTINGENCY RESERVE FROM OPERATIONS....................  $     620   $     459   $     398
                                                                                 ----------  ----------  ----------
                                                                                 ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF GENERAL CONTINGENCY RESERVE
(IN MILLIONS)

                                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                                                      ----------------------------------
                                                                                         1996        1995        1994
                                                                                      ----------  ----------  ----------
BEGINNING OF YEAR BALANCE...........................................................  $   2,786   $   2,225   $   2,030
  Contribution to general contingency reserve from operations.......................        620         459         398
  Change in net unrealized capital gains............................................        295         373        (242)
  Change in asset valuation reserve.................................................       (156)       (192)         37
  Other -- net......................................................................        (30)        (79)          2
                                                                                      ----------  ----------  ----------
END OF YEAR BALANCE.................................................................  $   3,515   $   2,786   $   2,225
                                                                                      ----------  ----------  ----------
                                                                                      ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS
(IN MILLIONS)

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------
                                                                                  1996        1995        1994
                                                                               ----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
    Insurance premiums, annuities and other considerations...................  $   7,361   $   6,864   $   6,299
    Net investment income received...........................................      3,634       3,480       3,013
    Net loans on policies....................................................       (326)       (331)       (297)
    Benefits paid to policyholders and beneficiaries.........................     (2,912)     (2,939)     (2,357)
    Net transfers to separate accounts.......................................       (579)       (236)       (344)
    Policyowner dividends paid...............................................     (2,105)     (1,945)     (1,777)
    Expenses and taxes.......................................................     (1,424)     (1,279)     (1,033)
    Other -- net.............................................................      1,558         381          89
                                                                               ----------  ----------  ----------
    NET CASH PROVIDED BY OPERATING ACTIVITIES................................      5,207       3,995       3,593
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
    Bonds....................................................................     31,942      25,317      27,096
    Stocks...................................................................      4,570       2,465       1,469
    Mortgage loans...........................................................      1,253         431         512
    Real estate..............................................................        178          48         164
    Other invested assets....................................................        316         149         213
    Capital gain (tax) benefit...............................................       (239)        (85)         28
                                                                               ----------  ----------  ----------
                                                                                  38,020      28,325      29,482
COST OF INVESTMENTS ACQUIRED
    Bonds....................................................................     35,342      27,596      29,674
    Stocks...................................................................      4,463       2,562       1,606
    Mortgage loans...........................................................      2,455       1,883       1,356
    Real estate..............................................................        125         202           6
    Other invested assets....................................................        255         336         413
                                                                               ----------  ----------  ----------
                                                                                  42,640      32,579      33,055
    NET CASH USED IN INVESTING ACTIVITIES....................................     (4,620)     (4,254)     (3,573)
                                                                               ----------  ----------  ----------
NET (DECREASE) INCREASE IN CASH AND TEMPORARY INVESTMENTS....................        587        (259)         20
CASH AND TEMPORARY INVESTMENTS, BEGINNING OF YEAR............................        544         803         783
                                                                               ----------  ----------  ----------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR..................................  $   1,131   $     544   $     803
                                                                               ----------  ----------  ----------
                                                                               ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1996, 1995 AND 1994

NOTE 1 -- PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the "Company") and its wholly-owned life insurance subsidiary. The Company offers life, annuity and disability income products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary are domiciled (statutory basis of accounting). Prior to December 15, 1995, these policies were considered generally accepted accounting principles ("GAAP") for mutual life insurance enterprises. However, in April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance Companies and Other Enterprises," which established a different definition of GAAP for mutual life insurance enterprises. Under the Interpretation, financial statements of mutual life insurance enterprises for periods beginning after December 15, 1995 which are prepared on the statutory basis of accounting are no longer characterized as being in conformity with GAAP.

The consolidated financial statements are prepared on the statutory basis of accounting and are not intended to represent a presentation in accordance with GAAP. Financial statements prepared on a statutory basis of accounting vary from financial statements prepared on a GAAP basis primarily because on a GAAP basis policy acquisition costs are deferred and amortized, investment valuations and insurance reserves are based on different assumptions, deferred taxes are provided for book and tax differences and premiums on annuity contracts are accounted for as deposits to policyholders' accounts.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds                                   --      Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method
Common Stocks                           --      Market value
Unconsolidated Subsidiaries             --      Equity in subsidiaries' net assets
Preferred Stocks                        --      Cost
Mortgage Loans                          --      Amortized cost
Investment Real Estate                  --      Lower of cost, less depreciation and encumbrances, or estimated net realizable value
Home Office Real Estate                 --      Cost, less depreciation
Loans on Policies                       --      Cost
Other Investments -- Joint Ventures     --      Lower of equity in or market value of ventures' net assets

--------------------------------------------------------------------------------

SEPARATE ACCOUNT BUSINESS

This business consists of annuities funded by specific assets held in separate accounts. The assets in these accounts are carried at market value. The policy values reflect the investment performance of the respective accounts.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

INSURANCE, ANNUITY AND DISABILITY INCOME RESERVES

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other policy reserves are based primarily on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on policies issued since 1985 are valued using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on the contract value. Immediate annuity reserves are present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Previous DI business uses the net level premium method, using a 3% or 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments using primarily the 1985 CIDA (modified for Company experience in the first two years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long-term fixed income investments. Net realized gains and losses charged to the IMR are amortized into investment income over the approximate remaining life of the investment sold.

ASSET VALUE RESERVE

The Company is also required to maintain an asset valuation reserve ("AVR"). The AVR establishes a reserve for certain invested assets held by the Company. In the aggregate, AVR was 83.8% of the allowable maximum at December 31, 1996.

PREMIUM INCOME

Life insurance premiums are recognized as income at the beginning of each policy year.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and co-insurance contracts. In 1996, the Company increased its use of coinsurance on term insurance. As of December 31, 1996, total life insurance inforce approximated $430 billion, of which approximately $146 billion, comprised principally of term insurance, had been ceded to various reinsurers. The Company retains a maximum of $15 million of coverage per individual life and $20 million maximum of coverage per joint life.

OPERATING COSTS

Operating costs, including costs of acquiring new policies, are charged to operations as incurred.

INCOME TAXES

Provisions for income taxes are based on current income tax returns without recognition of deferred taxes due to timing differences. The portion of the federal income tax based on mutual life insurance company equity is reflected as a component of income tax expense, including related adjustments for prior years.

The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

The Company's effective tax rate on savings from operations before income tax expense (after dividends) in 1996 was approximately 67%. Two significant factors cause the Company's effective tax rate to exceed the federal corporate rate of 35%. First, the Company pays a tax that is assessed only on mutual life insurance companies, which is an amount that purports to equate a portion of policyholder dividends with nondeductible dividends paid to shareholders of stock companies. Second, the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

POLICYOWNER DIVIDENDS

Dividends payable in the following year on participating policies are charged to current operations. All life insurance policies issued by the Company are participating.

RECLASSIFICATION

Certain amounts in previously issued financial statements have been reclassified to conform to current year presentation.

NOTE 2 -- DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The following summarizes the bases used by the Company in estimating its fair value disclosures for financial instruments:

    Bonds and common and preferred stocks -- Fair values are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

    Mortgage loans -- Fair values are derived by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

    Loans on policies -- The carrying amount reported in the statement of financial position approximates fair value since loans on policies reduce the amount payable at death or at surrender of the contract.

    Cash and temporary investments and due and accrued investment income -- The carrying amounts reported in the statement of financial position approximate fair value.

    Annuity reserves (without mortality/morbidity features) -- Fair values are derived by discounting the future estimated cash flows using current interest rates with similar maturities.

    Other deposit liabilities -- The carrying amounts reported in the statement of financial position approximate fair value.

NOTE 3 -- INVESTMENTS

NET INVESTMENT INCOME

The Company's net investment income for the years ended December 31, 1996, 1995 and 1994 of the following:

                                    1996        1995        1994
                                 ----------  ----------  ----------
                                           (IN MILLIONS)
Interest, dividends, rents,
equity in unconsolidated
subsidiaries' earnings and
joint venture income...........  $   4,125   $   3,952   $   3,395
Less: Investment expenses and
depreciation...................       (289)       (279)       (289)
                                 ----------  ----------  ----------
Net investment income..........  $   3,836   $   3,673   $   3,106
                                 ----------  ----------  ----------
                                 ----------  ----------  ----------

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

REALIZED GAINS AND LOSSES

During 1996, 1995 and 1994, the Company, in its normal course of business, sold certain invested assets realizing gains and losses before transfer to the IMR and capital gains tax from such sales as follows:

                                                                                                                     FOR THE YEAR
                                                                                                                        ENDED
                                             FOR THE YEAR ENDED                       FOR THE YEAR ENDED             DECEMBER 31,
                                              DECEMBER 31, 1996                        DECEMBER 31, 1995                 1994
                                   ---------------------------------------  ---------------------------------------  ------------
                                                              NET REALIZED                             NET REALIZED
                                    REALIZED      REALIZED       GAINS       REALIZED      REALIZED       GAINS        REALIZED
                                      GAINS        LOSSES       (LOSSES)       GAINS        LOSSES       (LOSSES)       GAINS
                                   -----------  ------------  ------------  -----------  ------------  ------------  ------------
                                                                           (IN MILLIONS)
Bonds............................   $     396    $    (383)    $      13     $     576    $    (130)    $     446     $     171
Stocks...........................         580         (115)          465           574         (429)          145           499
Mortgage loans...................           2          (15)          (13)            2          (32)          (30)        --
Real estate......................          36            0            36            14           (3)           11            16
Other invested assets............         204          (51)          153           188          (95)           93           110
                                   -----------      ------         -----    -----------      ------         -----         -----
                                    $   1,218    $    (564)    $     654     $   1,354    $    (689)    $     665     $     796
                                   -----------      ------         -----    -----------      ------         -----         -----
                                   -----------      ------         -----    -----------      ------         -----         -----


                                                 NET REALIZED
                                     REALIZED       GAINS
                                      LOSSES       (LOSSES)
                                   ------------  ------------

Bonds............................   $    (535)    $    (364)
Stocks...........................        (291)          208
Mortgage loans...................         (37)          (37)
Real estate......................          (7)            9
Other invested assets............         (98)           12
                                       ------        ------
                                    $    (968)    $    (172)
                                       ------        ------
                                       ------        ------

--------------------------------------------------------------------------------

DEBT SECURITIES

Debt securities consist of all bonds, fixed maturity preferred stocks and short term fixed income investments.

The statement values, which principally represent amortized cost, and estimated market values of the Company's debt securities at December 31, 1996 and 1995 are as follows:

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                                                                                 RECONCILIATION TO ESTIMATED MARKET VALUE
                                                                         ---------------------------------------------------------
                                                                                          GROSS            GROSS        ESTIMATED
                                                                          STATEMENT     UNREALIZED      UNREALIZED       MARKET
DECEMBER 31, 1996                                                           VALUE      APPRECIATION    DEPRECIATION       VALUE
-----------------------------------------------------------------------  -----------  --------------  ---------------  -----------
                                                                                               (IN MILLIONS)
US Government and political obligations................................   $   4,809     $     171       $      (2)      $   4,978
Mortgage-backed securities.............................................       6,747           179             (38)          6,888
Corporate and other debt securities....................................      18,722           776             (99)         19,399
                                                                         -----------      -------          ------      -----------
                                                                             30,278         1,126            (139)         31,265
Preferred stocks.......................................................          84             6              (1)             89
                                                                         -----------      -------          ------      -----------
Total..................................................................   $  30,362     $   1,132       $    (140)      $  31,354
                                                                         -----------      -------          ------      -----------
                                                                         -----------      -------          ------      -----------


                                                                                 RECONCILIATION TO ESTIMATED MARKET VALUE
                                                                         ---------------------------------------------------------
                                                                                          GROSS            GROSS        ESTIMATED
                                                                          STATEMENT     UNREALIZED      UNREALIZED       MARKET
DECEMBER 31, 1995                                                           VALUE      APPRECIATION    DEPRECIATION       VALUE
-----------------------------------------------------------------------  -----------  --------------  ---------------  -----------
                                                                                               (IN MILLIONS)
US Government and political obligations................................   $   3,267     $     296       $      (1)      $   3,562
Mortgage-backed securities.............................................       6,734           336             (12)          7,058
Corporate and other debt securities....................................      15,999         1,250             (47)         17,202
                                                                         -----------      -------          ------      -----------
                                                                             26,000         1,882             (60)         27,822
Preferred stocks.......................................................         108             3              (2)            109
                                                                         -----------      -------          ------      -----------
Total..................................................................   $  26,108     $   1,885       $     (62)      $  27,931
                                                                         -----------      -------          ------      -----------
                                                                         -----------      -------          ------      -----------

--------------------------------------------------------------------------------

The amortized cost and estimated value of debt securities at December 31, 1996 and 1995, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                 DECEMBER 31, 1996         DECEMBER 31, 1995
                                                                              ------------------------  ------------------------
                                                                                            ESTIMATED                 ESTIMATED
                                                                               STATEMENT     MARKET      STATEMENT     MARKET
                                                                                 VALUE        VALUE        VALUE        VALUE
                                                                              -----------  -----------  -----------  -----------
                                                                                                (IN MILLIONS)
Due in one year or less.....................................................   $   1,659    $   1,713    $     977    $     979
Due after one year through five years.......................................       4,077        4,205        3,658        3,879
Due after five years through ten years......................................       7,802        8,092        6,879        7,347
Due after ten years.........................................................      10,077       10,456        7,860        8,668
                                                                              -----------  -----------  -----------  -----------
                                                                                  23,615       24,466       19,374       20,873
Mortgage-backed securities..................................................       6,747        6,888        6,734        7,058
                                                                              -----------  -----------  -----------  -----------
                                                                               $  30,362    $  31,354    $  26,108    $  27,931
                                                                              -----------  -----------  -----------  -----------
                                                                              -----------  -----------  -----------  -----------

--------------------------------------------------------------------------------

The fair value of perpetual preferred stocks as of December 31, 1996 and 1995 approximates $892 million and $578 million, respectively, compared to the statement values of $676 million and $439 million, respectively.

The Company has entered into a securities lending agreement whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1996 the estimated fair value of loaned securities was $2.2 billion. The Company's policy requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Cash collateral received and related amounts due to counterparties are reflected in the consolidated statement of financial position. To further minimize the credit risks related to this program, the financial

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

condition of counterparties is monitored on a regular basis.

MORTGAGE LOANS

As of December 31, 1996 and 1995, the mortgage loan portfolio was distributed as follows:

                                                                          DECEMBER 31, 1996          DECEMBER 31, 1995
                                                                   --------------------------------  ------------------
GEOGRAPHIC LOCATION                                                                     % OF TOTAL
-----------------------------------------------------------------   STATEMENT VALUE    ------------   STATEMENT VALUE
                                                                   ------------------                ------------------
                                                                     (IN MILLIONS)                     (IN MILLIONS)
  Middle Atlantic................................................      $   1,170             12.3%       $     945
  South Atlantic.................................................          2,845             29.7            2,346
  North Central..................................................          1,675             17.5            1,560
  South Central..................................................          1,035             10.8            1,018
  Pacific Northwest..............................................            578              6.1              454
  Pacific........................................................          1,998             20.9            1,803
  Canada.........................................................            263              2.7              303
                                                                         -------       ------------        -------
                                                                       $   9,564            100.0%       $   8,429
                                                                         -------       ------------        -------
                                                                         -------       ------------        -------

PROPERTY TYPE
-----------------------------------------------------------------
  Retail.........................................................      $   3,099             32.4%       $   2,897
  Office Building................................................          2,963             31.0            2,677
  Residential....................................................          2,340             24.5            1,804
  Commercial.....................................................            818              8.5              792
  Other..........................................................            344              3.6              259
                                                                         -------       ------------        -------
                                                                       $   9,564            100.0%       $   8,429
                                                                         -------       ------------        -------
                                                                         -------       ------------        -------


GEOGRAPHIC LOCATION                                                 % OF TOTAL
-----------------------------------------------------------------  ------------

  Middle Atlantic................................................        11.2%
  South Atlantic.................................................        27.8
  North Central..................................................        18.5
  South Central..................................................        12.1
  Pacific Northwest..............................................         5.4
  Pacific........................................................        21.4
  Canada.........................................................         3.6
                                                                   ------------
                                                                        100.0%
                                                                   ------------
                                                                   ------------
PROPERTY TYPE
-----------------------------------------------------------------
  Retail.........................................................        34.4%
  Office Building................................................        31.8
  Residential....................................................        21.4
  Commercial.....................................................         9.4
  Other..........................................................         3.0
                                                                   ------------
                                                                        100.0%
                                                                   ------------
                                                                   ------------

--------------------------------------------------------------------------------

The fair value of mortgage loans as of December 31, 1996 and 1995 approximates $9,823 million and $8,983 million, respectively.

AFFILIATES

The Company has a 17.7% investment in MGIC Investment Corporation ("MGIC"), an affiliate. At December 31, 1996, the market value of the Company's investment in MGIC (10.4 million shares) exceeded the statement value by $466 million. During 1996, NML sold 1.2 million shares of MGIC resulting in a realized gain of $50.0 million.

In July 1995, the Company entered into a forward contract with a brokerage firm to deliver 4.4 million to 5.4 million shares of MGIC (or cash) in August 1998 for a price determined by the market value of the MGIC shares at that time in exchange for a fixed cash payment of $247 million ($48 per share). The Company's objective in entering into the forward contract is to hedge against depreciation in the value of its MGIC holdings during the contract period below the initial spot price of $48, while partially participating in appreciation, if any, during the forward contract's duration.

REAL ESTATE

For real estate and joint venture properties acquired subsequent to December 1990, the Company calculates depreciation using the straight-line method in accordance with guidelines established by the National Association of Insurance Commissioners. For properties acquired prior to December 1990, the Company calculates depreciation using either the straight-line method or the constant-yield method. Home office real estate is depreciated using the straight-line method.

At December 31, 1996, investment real estate includes $119 million of real estate acquired through foreclosure. In 1996, the Company recorded writedowns of $31 million and $12 million for the excess of carrying value over fair value of certain real estate investments and mortgage loans, respectively. Valuation allowances for real estate and mortgage loans with fair values that are less than statement values are adequately covered by normal AVR reserves and by a $110 million special

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

investment reserve established by the Company for real estate, mortgage loans and other invested assets.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company's current utilization of derivative financial instruments is limited. The Company's derivative transactions are used to reduce or modify risks of volatility related to foreign currency, interest rate movements and stock price fluctuation. These hedging strategies use forwards, futures, options and swaps.

At December 31, 1996 the Company held the following positions:

DERIVATIVE FINANCIAL INSTRUMENT:                                                              RISKS REDUCED
-------------------------------------------------------     NOTIONAL     -------------------------------------------------------
                                                            CONTRACT
                                                            AMOUNTS
                                                         --------------
                                                          ($ MILLIONS)
Foreign Currency Forward Contracts.....................    $     854     Currency exposure on foreign denominated investments.
Stock Futures..........................................          279     Stock market price fluctuation.
Option to acquire an Interest Rate Swap................          320     Interest rates payable on Fixed Annuities.
Foreign Currency and Interest Rate Swaps...............          251     Interest rates on variable rate notes and currency on
                                                                          foreign denominated bonds.

The hedges are recorded by the Company in the same manner as the underlying investments. Changes in the values of these contracts are expected to offset the gains and losses on the hedged investments. On hedges marked to market, gains and losses are unrealized before contract settlement and realized on settlement.

The effect of derivative transactions is not significant to the Company's results of operations or financial position.

NOTE 4 -- ANNUITIES AND OTHER DEPOSIT LIABILITIES

The value of annuities (without mortality/morbidity features) and other deposit liabilities as of December 31, 1996 and 1995 are as follows:

                                                                                                           DECEMBER 31,
                                                                                   DECEMBER 31, 1996           1995
                                                                               --------------------------  ------------
                                                                                STATEMENT                   STATEMENT
                                                                                  VALUE       FAIR VALUE      VALUE
                                                                               ------------  ------------  ------------
                                                                                            (IN MILLIONS)
Annuities....................................................................   $   2,554     $   2,477     $   2,631
Other deposit liabilities....................................................         797           797           783


                                                                                FAIR VALUE
                                                                               ------------

Annuities....................................................................   $   2,437
Other deposit liabilities....................................................         783

--------------------------------------------------------------------------------

NOTE 5 -- BENEFIT PLANS

The Company maintains non-contributory defined benefit retirement plans for all eligible employees and agents as well as a 401(k) plan for eligible employees and a non-contributory defined contribution plan for all full-time agents. These plans are funded currently and plan assets of $1.3 billion at December 31, 1996 are primarily included in the separate accounts of the Company. As of January 1, 1996, the most recent actuarial valuation date available, the defined benefit plans were fully funded.

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

Postretirement benefit cost for the year ended December 31, 1996 was a benefit of $12 million; it includes the expected cost of postretirement benefits for newly eligible and vested employees and interest cost totaling $6 million offset by gains from differences between actuarial assumptions and actual experience of

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

$18 million. At December 31, 1996 and 1995, the unfunded postretirement benefit obligation for retirees and other fully eligible or vested employees was $35 million and $49 million, respectively. The estimated postretirement benefit obligation for active non-vested employees was $43 million. The discount rate used to determine the postretirement benefit obligation was 7% and the health care cost trend rate was 10% in 1996, declining by 1% per year to an ultimate rate of 5% over 5 years. If the health care cost trend rate assumptions were increased by 1%, the postretirement benefit obligation as of December 31, 1996 would be increased by $5 million.

At December 31, 1996, the plan assets attributable to postretirement health care benefits totaled $34 million.

NOTE 6 -- REINSURANCE

The amounts shown in the accompanying consolidated financial statements are net of reinsurance activity. Reserves at December 31, 1996 are stated net of reinsurance of $355 million. The effect of reinsurance on premiums and benefits for the years ended December 31, 1996, 1995 and 1994 are as follows (in millions):

                                    1996        1995        1994
                                 ----------  ----------  ----------
Direct premiums................  $   7,064   $   6,452   $   5,977
Reinsurance ceded..............       (304)       (256)       (234)
                                 ----------  ----------  ----------
Net premiums...................  $   6,760   $   6,196   $   5,743
                                 ----------  ----------  ----------
                                 ----------  ----------  ----------
Benefits to policyholders and
 beneficiaries.................  $   7,348   $   6,818   $   6,178
Reinsurance recoveries.........       (147)       (142)       (141)
                                 ----------  ----------  ----------
Net benefits to policyholders
 and beneficiaries.............  $   7,201   $   6,676   $   6,037
                                 ----------  ----------  ----------
                                 ----------  ----------  ----------

In addition, the Company received credits of $93 million from reinsurers representing reimbursements of commissions and other expenses. The credits are included in other income in the consolidated summary of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

NOTE 7 -- CONTINGENCIES

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates and market volatility. These instruments may involve credit risk and may also be subject to risk of loss due to interest rate fluctuations.

The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $120 million at December 31, 1996 and are generally supported by the underlying net asset values of the affiliates.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial condition.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

             [LOGO]

                                                                          [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1996 and 1995, and the related consolidated summary of operations and consolidated statements of general contingency reserve and of cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our report dated January 24, 1996, we expressed an opinion that the 1995 consolidated financial statements, prepared using accounting practices prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary are domiciled (statutory basis of accounting), were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 1 to these financial statements, pursuant to the pronouncement of the Financial Accounting Standards Board, financial statements of mutual life insurance enterprises prepared using accounting practices prescribed or permitted by insurance regulators (statutory basis of accounting) are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements, as presented herein, is different from that expressed in our previous report.

As described in Note 1, these consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary are domiciled (statutory basis of accounting), which practices differ from generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1996 and 1995, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1996 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1996 and 1995 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, on the basis of accounting described in Note 1.

/s/ Price Waterhouse LLP

January 22, 1997

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2

DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . B-2

DETERMINATION OF ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . . . . . B-2
     Amount of Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . B-2
     Annuity Unit Value. . . . . . . . . . . . . . . . . . . . . . . . . . . B-3
     Illustrations of Variable Annuity Payments. . . . . . . . . . . . . . . B-3

VALUATION OF ASSETS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . . . B-4

TRANSFERABILITY RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . B-4

EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-4

FINANCIAL STATEMENTS OF THE ACCOUNT. . . . . . . . . . . . . . . . . . . . . B-5
(for year ended December 31, 1996)

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . .B-11
(for year ended December 31, 1996)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE . . . . . . . . . . . . . .B-12
(for the three years ended December 31, 1996)

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . .B-25
(for the three years ended December 31, 1996)

                                     PART C

                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)       Financial Statements
               The financial statements of NML Variable Annuity Account C and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

               NML VARIABLE ANNUITY ACCOUNT C (for year ended December 31, 1996)
                    Statement of Assets and Liabilities
                    Statement of Operations and Changes in Equity
                    Notes to Financial Statements
                    Report of Independent Accountants

               THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (for the three years ended December 31, 1996)
                    Consolidated Statement of Financial Position
                    Consolidated Summary of Operations
                    Consolidated Statement of General Contingency Reserve Consolidated Statement of Cash Flows
                    Notes to Consolidated Financial Statements
                    Report of Independent Accountants

     (b)       Exhibits

               EX-99.B11 Consent of Price Waterhouse LLP.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of March 1, 1997, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                    Business Address
----                                    ----------------

R. Quintus Anderson                     Aarque Capital Corporation
                                        111 West Second Street
                                        Jamestown, NY 14701

Edward E. Barr                          Sun Chemical Corporation
                                        222 Bridge Plaza South
                                        Fort Lee, NJ  07024

Gordon T. Beaham III                    Faultless Starch/Bon Ami Co.
                                        1025 West Eighth Street
                                        Kansas City, MO 64101

Robert C. Buchanan                      Fox Valley Corporation
                                        P.O. Box 727
                                        Appleton, WI  54912

Robert E. Carlson                       The Northwestern Mutual Life
                                         Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

George A. Dickerman                     Spalding Sports Worldwide
                                        425 Meadow Street
                                        P.O. Box 901
                                        Chicopee, MA  01021-0901

Thomas I. Dolan                         A.O. Smith Corporation
                                        P.O. Box 23971
                                        Milwaukee, WI 53223-0971

Pierre S. du Pont                       Richards, Layton and Finger
                                        1 Rodney Square
                                        Wilmington, DE 19801

James D. Ericson                        The Northwestern Mutual Life
                                         Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

J. E. Gallegos                          Gallegos Law Firm
                                        460 St. Michaels Drive
                                        Building 300
                                        Santa Fe, NM 87501

Stephen N. Graff                        805 Lone Tree Road
                                        Elm Grove, WI 53122-2014

Patricia Albjerg Graham                 420 Gutman
                                        Graduate School of Education
                                        Harvard University
                                        Cambridge, MA  02138

Stephen F. Keller                       The Santa Anita Companies
                                        P.O. Box 60014
                                        Arcadia, CA  91066-6014

Barbara A. King                         Landscape Structures, Inc.
                                        601 - 7th Street South
                                        Delano, MN 55328

J. Thomas Lewis                         Monroe & Lemann
                                        Suite 3300
                                        210 St. Charles Avenue
                                        New Orleans, LA 70170

Daniel F. McKeithan Jr.                 Tamarack Petroleum Company, Inc.
                                        Suite 1920
                                        777 East Wisconsin Avenue
                                        Milwaukee, WI 53202

Guy A. Osborn                           Universal Foods Corp.
                                        433 East Michigan Street
                                        Milwaukee, WI 53202

Donald J. Schuenke                      The Northwestern Mutual
                                         Life Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

H. Mason Sizemore, Jr.                  The Seattle Times
                                        P.O. Box 70
                                        Seattle, WA  98111

Harold Byron Smith, Jr.                 Illinois Tool Works, Inc.
                                        3600 West Lake Avenue
                                        Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                  Carolina Power & Light Company
                                        P.O. Box 1551
                                        Raleigh, NC  27602

John E. Steuri                          52 River Ridge Road
                                        Little Rock, AR 72227-1518

John J. Stollenwerk                     Allen-Edmonds Shoe Corporation
                                        201 East Seven Hills Road
                                        P.O. Box 998
                                        Port Washington, WI 53074-0998

Barry L. Williams                       Williams Pacific Ventures, Inc.
                                        1200 Bayhill Drive, Suite 300
                                        San Bruno, CA  94066

Kathryn D. Wriston                      870 United Nations Plaza
                                        Apartment 23-A
                                        New York, NY 10017

EXECUTIVE OFFICERS

Name                               Title
----                               -----

Deborah A. Beck            Senior Vice President
William H. Beckley         Vice President
Robert J. Berdan           Vice President
John M. Bremer             Senior Vice President, General Counsel and Secretary
Peter W. Bruce             Executive Vice President
Robert E. Carlson          Executive Vice President and Trustee
Steven T. Catlett          Vice President
Mark G. Doll               Senior Vice President
Thomas E. Dyer             Vice President
James W. Ehrenstrom        Senior Vice President
James D. Ericson           President and Chief Executive Officer, Trustee
Richard L. Hall            Senior Vice President
William C. Koenig, FSA     Senior Vice President and Chief Actuary
Gary E. Long               Vice President and Controller
Susan A. Lueger            Vice President
Meridee J. Maynard         Vice President
Donald L. Mellish          Vice President
Bruce L. Miller            Senior Vice President
Gregory C. Oberland        Vice President
Barbara F. Piehler         Vice President
James F. Reiskytl          Vice President
Mason G. Ross              Senior Vice President
John E. Schlifske          Vice President
Leonard F. Stecklein       Vice President - Policyowner Services
Frederic H. Sweet          Senior Vice President
Dennis Tamcsin             Senior Vice President
Martha M. Valerio          Vice President
W. Ward White              Vice President
Walt J. Wojcik             Senior Vice President
Edward J. Zore             Executive Vice President

OTHER OFFICERS

Name                               Title
----                               -----

John M. Abbott             Associate Director - Benefits Research
Ronald C. Alberts          Associate Director-Public Markets
Maria J. Avila             Assistant Controller
Michael J. Backus          Associate Director of Information Systems
Jerome R. Baier            Vice President
John E. Bailey             Senior Actuary
Nicholas H. Bandow         Assistant Director-Information Systems
Lynn F. Bardele            Director - Corporate Services
Walter L. Barlow           Assistant Director of Education
David A. Barras            Associate Director
Bradford P. Bauer          Assistant Director - Advanced Marketing
James M. Baumgartner       Officer - Underwriting Standards & Services

Beth M. Berger             Assistant General Counsel & Assistant
                            Secretary
James L. Bergschneider     Director - Underwriting Services
Frederick W. Bessette      Assistant General Counsel & Asst. Secretary
Carrie L. Bleck            Assistant Director
D. Rodney Bluhm            Assistant General Counsel
Donald T. Bobbs            Associate Director
Timothy J. Bohannon        Vice President
Margaret Bowe Bonvicini    Associate Director - Employment & Affirmative
                            Action
Willette Bowie             Employee Relations Director
Mark C. Boyle              Assistant General Counsel & Asst. Secretary
Martin R. Braasch          Director - Underwriting Standards & Services
Patricia R. Braeger        Assistant Director - Information Systems
Michael R. Buchholz        Director - Real Estate Investments
Mary P. Buczynski          Assistant Director
William J. Buholzer        Employee Relations Director
Michael S. Bula            Assistant General Counsel
Jerry C. Burg              Associate Director - Field Benefits
Gregory B. Bynan           Director - Corporate Services
Kim M. Cafaro              Assistant General Counsel & Asst. Secretary
Shanklin B. Cannon, M.D.   Medical Director - Life Products/Research
Terese J. Capizzi          Actuarial Products Officer
Kurt P. Carbon             Assistant Regional Director
Thomas A. Carroll          Director - Common Stock Division
Michael G. Carter          Assistant General Counsel & Asst. Secretary
William W. Carter          Associate Actuary
John E. Caspari            Assistant Director - Advertising & Corporate
                             Information
Walter J. Chossek          Associate Controller
Thomas R. Christenson      Director - Advanced Marketing
J. Thomas Christofferson   Vice President
Eric P. Christophersen     Associate Director
David D. Clark             Director - Real Estate Investments
Alan E. Close              Associate Controller
Carolyn M. Colbert         Assistant Director - New Business
Timothy S. Collins         Director
Margaret Winter Combe      Director - Corporate Development
Virginia A. Corwin         Assistant Director - New Business
Barbara E. Courtney        Associate Director
J. Scott Craig             Associate Director
Larry A. Curran            Actuarial Administrative Officer
Daniel G. Cuske            Associate Director - Fixed Income
Brian H. Davidson          Associate Director
Thomas H. Davis            Associate Director - Information Systems
Jefferson V. De Angelis    Vice President - Fixed Income
Nicholas De Fino           Assistant Director
David J. Derfus            Assistant Controller
Carol A. Detlaf            Director - Annuity Services
John Diliberti             Assistant Director - New Business
Joseph Dobering, III       Director - Underwriting Standards & Services

Lisa C. Dodd               Associate Actuary
Richard P. Dodd            Assistant Director
Daniel C. Dougherty        Director - Individual Product Marketing
Margaret T. Dougherty      Assistant Director - Information Systems
John R. Dowell             Director - Workforce Diversity
William O. Drehfal         Assistant Director - Media Services
Jeffrey S. Dunn            Vice President
John E. Dunn               Assistant General Counsel & Secretary
Somayajulu Durvasula       Assistant Director - Field Financial
James R. Eben              Assistant General Counsel and Assistant
                            Secretary
Christina H. Fiasca        Director - Policyowner Services
Zenia J. Fieldbinder       Assistant Director - Employer Product Services
Richard F. Fisher          Senior Actuary
Dennis J. Fitzpatrick      Director - Advanced Marketing
Jon T. Flaschner           Director - Policyowner Services
Donald Forecki             Investment Officer
Phillip B. Franczyk        Vice President
Stephen H. Frankel         Vice President
Anne A. Frigo              Assistant Director
H. Daniel Gardner          Vice President & Insurance Counsel
Richard R. Garthwait       Vice President - Field Financial
David L. Georgenson        Director - Agent Development
Paulette A. Getschman      Assistant Director - Policyowner Services
James W. Gillespie         Vice President
Walter M. Givler           Director - Corporate Services
Robert K. Gleeson, M.D.    Vice President - Medical Director
Mark J. Gmach              Assistant Regional Director - Agency
Linda J. Gorens-Levey      Associate Director
David Lee Gosse            Assistant Director - Disability Benefits
William F. Grady           Associate Director of Field Finances
John M. Grogan             Assistant General Counsel and Assistant
                            Secretary
Jill M. Grueninger         Associate Director
Thomas C. Guay             Associate Director
Colleen M. Gunther         Investment Officer
Gerald A. Haas             Assistant Director - Information Systems
Stanley K. Hall            Assistant Director - Policyowner Services
Thomas P. Hamilton         Associate Director - Information Systems
Lori A. Hanes              Director - Human Resources
William M. Harris          Assistant Regional Director - South
Dennis R. Hart             Assistant Director - Agent Development
James C. Hartwig           Vice President - Advanced Marketing
Paul F. Heaton             Assistant General Counsel and Assistant
                            Secretary
William L. Hegge           Associate Director of Telecommunications
Wayne F. Heidenreich       Associate Medical Director
Jacquelyn F. Heise         Associate Director - Information Systems
Robert L. Hellrood         Director - New Business
Herbert F. Hellwig         Assistant Director - Individual Annuity
                            Marketing

Jane A. Herman             Assistant Director - Term Upgrade
Gary M. Hewitt             Vice President & Treasurer
Donna R. Higgins           Assistant Director - Information Systems
David L. Hilbert           Investment Officer
Susan G. Hill              Assistant Director
Hugh L. Hoffman            Assistant Director - Information Systems
Richard S. Hoffmann        Director - Audit
Susan M. Hoffmann          Life Product Officer
Bruce Holmes               Associate Actuary
Cindy L. Jackson           Associate Director
James C. Jackson           Investment Officer
Meg E. Jansky              Assistant Director
Michael D. Jaquint         Assistant Actuary
Michael P. Johnson         Investment Officer
Dolores A. Juergens        Associate Director of Restaurant Operations
Marilyn J. Katz            Assistant Director - Medical Consultants
Peter Keehn                Investment Officer
Michael Kelly              Assistant Director
Kevin C. Kennedy           Assistant Director - Architecture
James B. Kern              Regional Director - Central Region
David R. Keuler            Associate Director
Carson D. Keyes            Vice President
Donald C. Kiefer           Vice President
Mark E. Kishler            Investment Officer
Allen B. Kluz              Director - Field Financial
Beatrice C. Kmiec          Assistant Regional Director - East
Daniel C. Knuth            Investment Officer
William S. Koch            Assistant Regional Director - Agency
A. Kipp Koester            Vice President
John L. Kordsmeier         Director - Human Resources
Dennis Korjenek, Jr.       Director - Fixed Income
Robert J. Kowalsky         Assistant Director - Information Systems
Carol L. Kracht            Assistant General Counsel & Asst. Secretary
Todd L. Laszewski          Assistant Actuary
Patrick J. Lavin           Director - Life & Disability Benefits
Patrick W. Lavin           Assistant Treasurer & Assistant Secretary
James L. Lavold            Associate Director - Meetings
Russell M. Lemken          Assistant Director - Consumer Research
Sally Jo Lewis             Assistant General Counsel & Asst. Secretary
Mark P. Lichtenberger      Assistant Director - LINK Technical Planning
Steven M. Lindstedt        Assistant Director - Information Systems
Melissa C. Lloyd           Assistant Director
James Lodermeier           Assistant Director - Tax Planning
James G. Loduha            Director - Asset Management
George R. Loxton           Assistant General Counsel & Assistant
                            Secretary
Mary M. Lucci              Director - New Business
Mark J. Lucius             Corporate Information Officer
Jeffrey J. Lueken          Associate Director
Merrill C. Lundberg        Assistant General Counsel & Asst. Secretary
Jon K. Magalska            Associate Actuary

Jean M. Maier              Director - New Business
Joseph Maniscalco          Associate Director - Information Systems
Jeffrey S. Marks           Multi Life, Research & Reinsurance
                            Officer
Steve Martinie             Assistant General Counsel & Asst. Secretary
Ted A. Matchulat           Actuarial Products Officer
Margaret McCabe            Associate Director - Policy Benefits Systems
Richard A. McComb          Director - Human Resources
William L. McCown          Vice President & Investment Counsel
Paul E. McElwee            Assistant General Counsel & Asst. Secretary
James L. McFarland         Assistant General Counsel & Secretary
Mary C. McIntosh           Assistant Director - Field Financial
Daniel E. McGinley         Assistant Director - Management Development
Mark J. McLennon           Assistant Director - Advanced Marketing
Robert J. Meiers           Ad Valorem Tax Manager
Larry S. Meihsner          Assistant General Counsel & Assistant
                            Secretary
Robert G. Meilander        Vice President
Kelly H. Mess              Investment Officer
Charles L. Messler         Director - Natural Gas Sales
Richard E. Meyers          Assistant General Counsel
Jay W. Miller              Vice President & Tax Counsel
Sara K. Miller             Vice President
Jill Mocarski              Assistant Medical Director
Tom M. Mohr                Director of Policyowner Services - South
Richard C. Moore           Associate Actuary
Scott J. Morris            Assistant General Counsel and Assistant
                            Secretary
Sharon A. Morton           Investment Officer
Adrian J. Mullin           Assistant Director - Individual Product
                            Marketing
Randolph J. Musil          Assistant Director - Advanced Marketing
David K. Nelson            Assistant General Counsel
Ronald C. Nelson           Director
James J. Nemec             Vice President
Karen M. Niessing          Human Resources Officer
Donald L. O'Dell           Vice President
Daniel J. O'Meara          Director - Field Financial
John K. O'Meara            Assistant Director - Advanced Marketing
Mary Joy O'Meara           Assistant Director - Advanced Marketing
Kathleen A. Oman           Associate Director - Information Systems
Thomas A. Pajewski         Investment Research Officer
Arthur V. Panighetti       Director - Tax Planning

Christen L. Partleton      Assistant Director - Policyowner Services
Dennis L. Paul             Assistant General Counsel
David W. Perez             Assistant General Counsel
Judith L. Perkins          Assistant General Counsel & Asst. Secretary
Wilson D. Perry            Assistant General Counsel & Asst. Secretary
Gary N. Peterson           Actuary
John C. Peterson           Director of Policyowner Services - West

Harvey W. Pogoriler        Assistant General Counsel
Gary A. Poliner            Vice President
Randolph R. Powell, M.D.   Medical Director
Mark A. Prange             Associate Director - Information Systems
David R. Remstad           Senior Actuary
David R. Retherford        Assistant Director of New Business - Central
Stephen M. Rhode           Assistant Director - Qualified Benefits
Robert C. Richardson       Investment Officer
Richard R. Richter         Vice President
Marcia Rimai               Vice President - Litigation Counsel
Michael J. Riordan         Assistant General Counsel & Secretary
Kathleen M. Rivera         Vice President - Insurance Counsel
Faith B. Rodenkirk         Assistant Director - Group Marketing
James S. Rolfsmeyer        Assistant Director - Information Systems
Larry R. Roscoe            Assistant Director - Compliance
Lora A. Rosenbaum          Associate Director
Robert K. Roska            Associate Director - Information Systems
Sue M. Roska               Director - Systems and Services
Robert M. Ruess            Vice President
Harry L. Ruppenthal        Director of Policyowner Services - East
Stephen G. Ruys            Assistant Director - Information Systems
Santo Saliture             Associate Director of Advertising & Corporate
                            Information
Rose Kordich Sasich        Assistant Director of Systems
Mary Ann Schachtner        Assistant Director - Life Insurance Marketing
Thomas F. Scheer           Assistant General Counsel & Asst. Secretary
Carlen A. Schenk           Assistant Director
Jane A. Schiltz            Director - Individual Product
Emily K. Schleinz          Investment Officer
Kathleen H. Schluter       Assistant General Counsel & Secretary
Calvin R. Schmidt          Assistant Director - Information Systems
Richard A. Schnell         Assistant Director - Asset Management
John O. Schnorr            Assistant Director
Margaret R. Schoewe        Vice President - Information Systems
Todd M. Schoon             Assistant Regional Director - Agency
Jeffrey G. Schragin        Associate Medical Director
John F. Schroeder          Associate Director of Field Office Real Estate
Melva T. Seabron           Director
Norman W. Seguin, II       Investment Officer - Ad Valorem Taxes
John W. Seifert            Director - Real Estate Investments
Catherine L. Shaw          Assistant General Counsel & Asst. Secretary
John E. Sheaffer, Jr.      Assistant Director - Agent Development
Ronald A. Shuster          Assistant Director - Real Estate Investments
Catherine A. Siebert       Investment Officer
Janet Z. Silverman         Assistant Director - New Business
Stephen M. Silverman       Assistant General Counsel
David W. Simbro            Senior Actuary
Eugene R. Skaggs           Vice President
Paul W. Skalecki           Assistant Actuary
Cynthia S. Slavik          Assistant Director - Environmental Engineer
Ignatius L. Smetek         Director - Common Stocks

Lois A. Smith              Director - Asset Management
Mark W. Smith              Assistant General Counsel & Asst. Secretary
Warren L. Smith, Jr.       Investment Officer - Architecture
Steven W. Speer            Director - Individual Product Marketing
Robert J. Spellman, M.D.   Vice President & Chief Medical Director
Barbara J. Stansberry      Director - Administrative Services/Medical
                            Studies
Jason Steigman             Investment Product Officer
Bonnie L. Steindorf        Director - Department Operations
Karen J. Stevens           Assistant General Counsel & Asst. Secretary
Richard A. Strait          Vice President
Linda L. Streifender       Associate Director - Training &
                            Communications
Steven J. Stribling        Associate Actuary
Stephen J. Strommen        Associate Director - Financial Planning
Theodore H. Strupp         Assistant Director
Daniel J. Suprenant        Director - Group Disability Marketing
Christopher P. Swain       Investment Officer
Steven P. Swanson          Vice President
Rachel L. Taknint          Assistant General Counsel & Asst. Secretary
Thomas Talajkowski         Assistant Director - Tax
                            Compliance
William H. Taylor          Assistant Director - Advanced Marketing
Paul B. Tews               Associate Director - Investment Planning
J. Edward Tippetts         Vice President
Susan M. Tompkins          Director - Recruitment & Management
Chris J. Torkelson         Assistant Director
Thomas W. Towers           Associate Director - Public Relations
Linda K. Tredupp           Assistant Director - Information Systems
Chris G. Trost             Associate Actuary
Julie Van Cleave           Director - Common Stock
Mark J. Van Cleave         Assistant Director of Marketing Research
Michael T. Van Grinsven    Assistant Director - Management Development
Mary Beth Van Groll        Vice President - Information Systems
Patricia L. Van Kampen     Vice President - Common Stocks
Gloria J. Venski           Assistant Director - Disability Benefits
Richard F. Von Haden       Director - Real Estate Production
Margaret A. Wainer         Assistant Director - Corporate Planning &
                            Information
William R. Walker          Director - Common Stock
Scott E. Wallace           Assistant Director - Operations
Hal W. Walter              Vice President
Robert J. Waltos           Regional Director - Agency
P. Andrew Ware             Vice President
Kathleen S. Warner         Assistant Director - Asset Management
Mary L. Wehrle-Schnell     Associate Director - Information Systems
Daniel T. Weidner          Assistant Director - Information Systems
Ronald J. Weir             Associate Director - Information Systems
Kenneth D. Weiser          Assistant Director - Sales Services
Karen J. Weiss             Senior Actuary

Kenneth R. Wentland        Assistant Director of Policyowner Services -
                            East
Sandra D. Wesley           Assistant Director of Special Projects
Anna C. Westfall           Financial Officer
Charles D. Whittier        Assistant Director - Disability Income
                            Marketing
Catherine A. Wilbert       Assistant General Counsel & Secretary
David L. Wild              Director - Corporate Services
Jeffrey B. Williams        Risk Manager
John K. Wilson             Assistant Director - Individual Product
                            Marketing
Debra C. Wing              Investment Officer
Penelope A. Woodcock       Associate Director - Benefit Systems
Stanford A. Wynn           Assistant Director - Advanced Marketing
Catherine M. Young         Assistant General Counsel & Secretary
Michael L. Youngman        Vice President - Legislative Representative
James A. Youngquist        Associate Actuary
Richard S. Zakrzewski      Associate Research Officer
John Zao                   Assistant Director - Information Systems
Diana M. Zawada            Assistant Director
Rick T. Zehner             Director - Corporate Planning
Patricia A. Zimmermann     Investment Officer - Real Estate Systems
Ray Zimmermann             Director - LINK Information Network
Philip R. Zweig            Director - Technical Support
Robert E. Zysk             Director - Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), as of December 31, 1996, are set forth on pages C-12 and C-13. In addition to the subsidiaries set forth on pages C-12 and C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual Life:

     1.   NML Variable Annuity Account A
     2.   NML Variable Annuity Account B
     3.   NML Variable Annuity Account C
     4.   Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc. (the "Fund") shown on page C-13 as a subsidiary of Northwestern Mutual Life, is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified above; and the shares of the Fund held in connection with certain of the accounts are voted by Northwestern Mutual Life in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                         NML CORPORATE STRUCTURE CHART*

The Northwestern Mutual Life Insurance Company
General Account
NML Variable Annuity Account A
NML Variable Annuity Account B
NML Variable Annuity Account C
NML Group Annuity Separate Account
NML Variable Life Account
Eiger Corporation - 100%
Northwestern Mutual Life Foundation, Inc. - 100%
NML Corporation - 100%
Standard of America Life Insurance Company - 100%
Saskatoon Centre, Limited (inactive) - 100%
Northwestern Mutual Series Fund, Inc. (and its 9 portfolios) - 100%
MGIC Investment Corporation - 18%.  MGIC holds 100% of the voting stock of the following: Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation, MGIC Mortgage Insurance Corporation, and various subsidiaries.
Baird Financial Corporation - 92.22%.  Baird Financial Corporation holds 100% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
Northwestern Mutual Investment Services, Inc. - 100%
The Grand Avenue Corporation - 98.54%
Marina Pacific, Ltd. - 100%
NW Pipeline, Inc. - 100%
NML - Bellevue Corporation - 100%
Solar Resources, Inc. - 100%
NH Corporation (inactive) - 100%
Rocket Sports, Inc. - 100%
Summit Sports, Inc. - 100%
Greenway Sports, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
RE Corporation - 100%
Carlisle Ventures, Inc. - 100%
INV Corp. - 100%
Buffalo Promotions, Inc. - 100%
Park Forest Northeast, Inc. - 100%
NW Greenway #1 - 100%
NW Greenway #9 - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%
Hobby, Inc. - 100%                           *    Includes all NML mutual funds
Logan, Inc. - 100%                                and other corporations of
Baraboo, Inc. - 100%                              which 50% or more of voting
Mitchell, Inc. - 100%                             power controlled by NML.
Elizabeth International Sales, Inc. - 100%
Sean International Sales, Inc. - 100%                                 12-31-96

                       NML CORPORATE STRUCTURE, CONTINUED*

Alexandra International Sales, Inc. - 100%
Brian International Sales, Inc. - 100%
Jack International Sales, Inc. - 100%
Brendan International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%
Cass Corporation - 100%
Mason & Marshall, Inc. - 100%
North Van Buren, Inc. - 100%
Northwestern Mutual Life International, Inc. - 100%
White Oaks, Inc. - 100%
Burgundy, Inc. - 100%
Hazel, Inc. - 100%
Maroon, Inc. - 100%
Coral, Inc. - 100%
Russet, Inc. - 100%
Amber, Inc. - 100%
Bradington-Young, Inc. - 50%



























                                             *    Includes all NML mutual
                                                  funds and other corpor-
                                                  ations of which 50% or
                                                  more of voting power
                                                  controlled by NML

                                                                      12-31-96

Item 27. NUMBER OF CONTRACT OWNERS

         As of March 31, 1997, the number of contract owners of NML Variable Annuity Account C was 989. All contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. INDEMNIFICATION

         That portion of the By-laws of Northwestern Mutual Life relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual Life, amended by resolution and previously filed herein as an exhibit to the Registration Statement.

Item 29. PRINCIPAL UNDERWRITERS

         (a) Northwestern Mutual Investment Services, Inc. ("NMIS"), the broker-dealer subsidiary of Northwestern Mutual Life, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B and Northwestern Mutual Variable Life Account, separate investment accounts of Northwestern Mutual Life registered under the Investment Company Act of 1940 as unit investment trusts. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

         (b)   The directors and officers of NMIS are as follows:

Name                               Position
----                               --------
Deborah A. Beck                    Vice President, Variable Life Administration
William H. Beckley                 Executive Vice President, Sales
Peter W. Bruce                     Director
Robert E. Carlson                  Director
Thomas A. Carroll                  Vice President - Common Stocks
Walter J. Chossek                  Treasurer
Barbara E. Courtney                Assistant Treasurer
Jefferson V. De Angelis            Vice President - Fixed Income Securities
Mark G. Doll                       Executive Vice President, Investment Advisory
                                    Services
James R. Eben                      Assistant Secretary
Richard L. Hall                    President and CEO
Beatrice C. Kmiec                  Assistant Vice President, Variable Life
                                    Administration
Patrick W. Lavin                   Assistant Treasurer
Merrill C. Lundberg                Secretary
Meridee J. Maynard                 Vice President, Variable Annuity
                                    Administration and Marketing
Donald Parker                      Assistant Manager, Office of Supervisory
                                    Jurisdiction
Larry R. Roscoe                    Vice President and Chief Compliance Officer
Ignatius L. Smetek                 Vice President - Common Stocks
Leonard F. Stecklein               Vice President, Sales Support
Steven P. Swanson                  Vice President
Carla A. Thoke                     Manager, Offfice of Supervisory Jurisdiction

Julie Van Cleave                   Vice President - Common Stocks
Patricia L. Van Kampen             Vice President - Common Stocks
William R. Walker                  Vice President
Edward J. Zore                     Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 1996 life insurance agents of Northwestern Mutual Life who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $954,428 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual Life at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. MANAGEMENT SERVICES

     There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. UNDERTAKINGS

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account C, certifies that it meets all the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 29th day of April, 1997.

                                   NML VARIABLE ANNUITY ACCOUNT C
                                   (Registrant)

                                   By THE NORTHWESTERN MUTUAL LIFE
                                      INSURANCE COMPANY
                                      (Depositor)


Attest: JOHN M. BREMER             By: JAMES D. ERICSON
        --------------------           ------------------------------------
        John M. Bremer, Senior         James D. Ericson, President
        Vice President, General        and Chief Executive Officer
        Counsel and Secretary

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 29th day of April, 1997.

                                   THE NORTHWESTERN MUTUAL LIFE
                                   INSURANCE COMPANY
                                   (Depositor)


Attest: JOHN M. BREMER             By: JAMES D. ERICSON
        --------------------           ------------------------------------
        John M. Bremer, Senior         James D. Ericson, Chairman
        Vice President, General        and Chief Executive Officer
        Counsel and Secretary

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature                     Title
---------                     -----
                              Trustee, President and
JAMES D. ERICSON              Principal Executive and
---------------------------   Financial Officer
James D. Ericson                                                 Dated
                                                                 April 29, 1997

GARY E. LONG                  Vice President, Controller
---------------------------   and Principal Accounting
Gary E. Long                  Officer

HAROLD B. SMITH*              Trustee
---------------------------
Harold B. Smith

J. THOMAS LEWIS*              Trustee
---------------------------
J. Thomas Lewis

PATRICIA ALBJERG GRAHAM*      Trustee
---------------------------
Patricia Albjerg Graham*

DONALD J. SCHUENKE*           Trustee
---------------------------
Donald J. Schuenke

R. QUINTUS ANDERSON*          Trustee
---------------------------
R. Quintus Anderson

STEPHEN F. KELLER*            Trustee
---------------------------
Stephen F. Keller

PIERRE S. du PONT*            Trustee
---------------------------
Pierre S. du Pont

J. E. GALLEGOS*               Trustee                            Dated
---------------------------                                      April 29, 1997
J. E. Gallegos

THOMAS I. DOLAN*              Trustee
---------------------------
Thomas I. Dolan

KATHRYN D. WRISTON*           Trustee
---------------------------
Kathryn D. Wriston

BARRY L. WILLIAMS*            Trustee
---------------------------
Barry L. Williams


GORDON T. BEAHAM III*         Trustee
---------------------------
Gordon T. Beaham III

DANIEL F. McKEITHAN, JR.*     Trustee
---------------------------
Daniel F. McKeithan, Jr.

ROBERT E. CARLSON*            Trustee
---------------------------
Robert E. Carlson

EDWARD E. BARR*               Trustee
---------------------------
Edward E. Barr

ROBERT C. BUCHANAN*           Trustee
---------------------------
Robert C. Buchanan

SHERWOOD H. SMITH, JR.*       Trustee
---------------------------
Sherwood H. Smith, Jr.

H. MASON SIZEMORE, JR.*       Trustee
---------------------------
H. Mason Sizemore, Jr.

JOHN J. STOLLENWERK*          Trustee
---------------------------
John J. Stollenwerk

GEORGE A. DICKERMAN*          Trustee                            Dated
---------------------------                                      April 29, 1997
George A. Dickerman

GUY A. OSBORN*                Trustee
---------------------------
Guy A. Osborn

JOHN E. STEURI*               Trustee
---------------------------
John E. Steuri

STEPHEN N. GRAFF*             Trustee
---------------------------
Stephen N. Graff

BARBARA A. KING*              Trustee
---------------------------
Barbara A. King

*By:  JAMES D. ERICSON
---------------------------
   James D. Ericson, Attorney in Fact,
   pursuant to the Power of Attorney
   attached hereto

                                POWER OF ATTORNEY


     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1996 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 24th day of July, 1996.



                              R. QUINTUS ANDERSON                     Trustee
                              ---------------------------------------
                              R. Quintus Anderson



                              EDWARD E. BARR                          Trustee
                              ---------------------------------------
                              Edward E. Barr



                              GORDON T. BEAHAM III                    Trustee
                              ---------------------------------------
                              Gordon T. Beaham III



                              ROBERT C. BUCHANAN                      Trustee
                              ---------------------------------------
                              Robert C. Buchanan



                              ROBERT E. CARLSON                       Trustee
                              ---------------------------------------
                              Robert E. Carlson



                              GEORGE A. DICKERMAN                     Trustee
                              ---------------------------------------
                              George A. Dickerman

                              THOMAS I. DOLAN                         Trustee
                              ---------------------------------------
                              Thomas I. Dolan



                              PIERRE S. du PONT                       Trustee
                              ---------------------------------------
                              Pierre S. du Pont



                              JAMES D. ERICSON                        Trustee
                              ---------------------------------------
                              James D. Ericson



                              J. E. GALLEGOS                          Trustee
                              ---------------------------------------
                              J. E. Gallegos



                              STEPHEN N. GRAFF                        Trustee
                              ---------------------------------------
                              Stephen N. Graff



                              PATRICIA ALBJERG GRAHAM                 Trustee
                              ---------------------------------------
                              Patricia Albjerg Graham



                              STEPHEN F. KELLER                       Trustee
                              ---------------------------------------
                              Stephen F. Keller



                              BARBARA A. KING                         Trustee
                              ---------------------------------------
                              Barbara A. King



                              J. THOMAS LEWIS                         Trustee
                              ---------------------------------------
                              J. Thomas Lewis



                              DANIEL F. McKEITHAN, JR.                Trustee
                              ---------------------------------------
                              Daniel F. McKeithan, Jr.

                              GUY A. OSBORN                           Trustee

                              ---------------------------------------
                              Guy A. Osborn



                              DONALD J. SCHUENKE                      Trustee
                              ---------------------------------------
                              Donald J. Schuenke



                              H. MASON SIZEMORE, JR.                  Trustee
                              ---------------------------------------
                              H. Mason Sizemore, Jr.



                              HAROLD B. SMITH                         Trustee
                              ---------------------------------------
                              Harold B. Smith



                              SHERWOOD H. SMITH, JR.                  Trustee
                              ---------------------------------------
                              Sherwood H. Smith, Jr.



                              JOHN E. STEURI                          Trustee
                              ---------------------------------------
                              John E. Steuri



                              JOHN J. STOLLENWERK                     Trustee
                              ---------------------------------------
                              John J. Stollenwerk



                              BARRY L. WILLIAMS                       Trustee
                              ---------------------------------------
                              Barry L. Williams



                              KATHRYN D. WRISTON                      Trustee
                              ---------------------------------------
                              Kathryn D. Wriston

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 17 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT C


Exhibit Number                Exhibit Name
--------------                ------------

EX-99.B11                     Consent of Price Waterhouse LLP.